AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT
TO SHAREHOLDERS

June 30, 2016

AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT TO SHAREHOLDERS
June 30, 2016

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED BALANCE SHEET (UNAUDITED)
(in thousands, except share amounts)

June 30, 2016

Assets
Qualified Assets
Cash and cash equivalents	$234,596
Investments in unaffiliated issuers:
Available-for-Sale securities, at fair value	5,283,976
Syndicated loans and commercial mortgage loans, at cost	193,476
Certificate loans - secured by certificate reserves, at cost, which approximates fair value	601
Total investments	5,478,053

Receivables:
Dividends and interest	17,220
Investment securities sold	9,317
Other receivables	262
Total receivables	26,799
Derivative assets	31,829
Total qualified assets	5,771,277
Deferred taxes, net	1,182
Due from related party	241
Total assets	$5,772,700

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED BALANCE SHEET (UNAUDITED) (Continued)
(in thousands, except share amounts)

June 30, 2016

Liabilities and Shareholder's Equity
Liabilities
Certificate reserves
Installment certificates:
Reserves to mature	$13,963
Additional credits and accrued interest	3
Fully paid certificates:
Reserves to mature	5,389,408
Additional credits and accrued interest	3,059
Due to unlocated certificate holders	250
Total certificate reserves	5,406,683
Current taxes payable to parent	7,419
Payable for investment securities purchased	9,095
Derivative liabilities	26,101
Due to related party	2,390
Other liabilities	17,316
Total liabilities	5,469,004

Shareholder's Equity
Common shares ($10 par value, 150,000 shares authorized and issued)	1,500
Additional paid-in capital	233,517
Retained earnings:
Appropriated for pre-declared additional credits and interest	—
Appropriated for additional interest on advance payments	15
Unappropriated	68,661
Accumulated other comprehensive income, net of tax	3
Total shareholder's equity	303,696
Total liabilities and shareholder's equity	$5,772,700

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)
(in thousands)

Six Months Ended June 30, 2016

Investment Income
Interest income from unaffiliated investments:
Available-for-Sale securities	$49,786
Mortgage loans on real estate and other loans	4,173
Certificate loans	17
Dividends	33
Other	1,926
Total investment income	55,935

Investment Expenses
Ameriprise Financial, Inc. and affiliated company fees:
Distribution	6,994
Investment advisory and services	5,896
Transfer agent	2,658
Depository	36
Other	251
Total investment expenses	15,835
Net investment income before provision for certificate reserves and income taxes	40,100

Provision for certificate reserves
According to the terms of the certificates:
Provision for certificate reserves	211
Interest on additional credits	3
Additional credits/interest authorized by ACC	16,412
Total provision for certificate reserves before reserve recoveries	16,626
Reserve recoveries from terminations prior to maturity	(425)
Net provision for certificate reserves	16,201

Net investment income before income taxes	23,899
Income tax expense	8,206
Net investment income, after-tax	15,693

Net realized loss on investments before income taxes	(969)
Income tax benefit	(339)
Net realized loss on investments, after-tax	(630)
Net Income	$15,063

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)
(in thousands)

Six Months Ended June 30, 2016

Net income	$15,063
Other comprehensive income, net of tax:
Net unrealized gains on securities:
Net unrealized securities gains arising during the period	18,181
Reclassification of net securities losses included in net income	630
Total other comprehensive income, net of tax	18,811
Total comprehensive income	$33,874

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY (UNAUDITED)
(in thousands)

Six Months Ended June 30, 2016

Common Shares
Balance at beginning and end of period	$1,500

Additional Paid-in Capital
Balance at beginning of period	214,517
Receipt of capital from parent	19,000
Balance at end of period	233,517

Retained Earnings
Appropriated for Pre-declared Additional Credits and Interest
Balance at beginning of period	8
Transfer to unappropriated retained earnings	(8)
Balance at end of period	—

Appropriated for Additional Interest on Advance Payments
Balance at beginning and end of period	15

Unappropriated
Balance at beginning of period	53,590
Net income	15,063
Transfer from appropriated retained earnings	8
Balance at end of period	68,661

Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at beginning of period	(18,808)
Other comprehensive income, net of tax	18,811
Balance at end of period	3

Total Shareholder's Equity	$303,696

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)
(in thousands)

Six Months Ended June 30, 2016

Cash Flows from Operating Activities
Net income	$15,063
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of premiums, accretion of discounts, net	12,232
Deferred income tax benefit	(156)
Net realized loss on Available-for-Sale securities	899
Other-than-temporary impairments and provision for loan loss	70
Changes in operating assets and liabilities:
Dividends and interest receivable	(306)
Certificate reserves, net	671
Deferred taxes, net	(10,129)
Current taxes payable to/receivable from parent, net	10,222
Derivatives, net of collateral	(577)
Other liabilities	82
Other, net	(124)
Net cash provided by operating activities	27,947

Cash Flows from Investing Activities
Available-for-Sale securities:
Sales	7,036
Maturities, redemptions and calls	743,185
Purchases	(1,275,077)
Syndicated loans, commercial mortgage loans and real estate owned:
Sales, maturities and repayments	16,676
Purchases and fundings	(12,929)
Certificate loans, net	85
Net cash used in investing activities	(521,024)

Cash Flows from Financing Activities
Payments from certificate holders and other additions	2,168,232
Certificate maturities and cash surrenders	(1,597,116)
Capital contribution from parent	19,000
Net cash provided by financing activities	590,116

Net increase in cash and cash equivalents	97,039
Cash and cash equivalents at beginning of period	137,557
Cash and cash equivalents at end of period	$234,596

Supplemental disclosures including non-cash transactions:
Cash paid for income taxes	$10,557
Cash paid for interest	15,524

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
CASH EQUIVALENTS
COMMERCIAL PAPER
AMERICAN ELECTRIC POWER COMPANY INC	07/19/2016	—%	$34,000	$33,986	$33,986
CENTERPOINT ENERGY INC	07/01/2016	—%	11,200	11,200	11,200
CONSOLIDATED EDISON INC	07/06/2016	—%	4,400	4,400	4,400
CRAWFORD GROUP INC	07/07/2016	—%	9,700	9,699	9,699
E I DU PONT DE NEMOURS AND CO	07/05/2016	—%	25,800	25,798	25,798
E I DU PONT DE NEMOURS AND CO	07/26/2016	—%	20,000	19,990	19,990
EASTMAN CHEMICAL COMPANY	07/14/2016	—%	25,000	24,993	24,993
KROGER CO	07/01/2016	—%	36,400	36,400	36,400
PG&E CORPORATION	07/01/2016	—%	1,700	1,700	1,700
PPL CORPORATION	07/18/2016	—%	15,000	14,994	14,994
SUNCOR ENERGY INC	07/06/2016	—%	10,000	9,999	9,999
SUNCOR ENERGY INC	07/07/2016	—%	10,000	9,999	9,999
SUNCOR ENERGY INC	07/08/2016	—%	18,400	18,397	18,397
TOTAL CASH EQUIVALENTS				221,555	221,555

FIXED MATURITIES
U. S. GOVERNMENT AND AGENCIES OBLIGATIONS
UNITED STATES TREASURY	11/15/2028	5.25%	200	212	282
UNITED STATES TREASURY	04/15/2017	0.88%	165	165	165
TOTAL U. S. GOVERNMENT AND AGENCIES OBLIGATIONS				377	447

STATE AND MUNICIPAL OBLIGATIONS
CARSON CALIF REDEV AGENCY	02/01/2017	2.26%	1,330	1,330	1,337
CARSON CALIF REDEV AGENCY	02/01/2019	3.31%	1,550	1,550	1,583
CARSON CALIF REDEV AGENCY	02/01/2020	3.76%	3,205	3,205	3,322
FLORIDA ST MID-BAY BRIDGE AUTHORITY	10/01/2021	3.78%	5,000	5,000	5,149
HURST-EULESS-BEDFORD TEX INDPT SCH DIST	08/15/2017	—%	1,000	985	989
LOS ANGELES CALIF MUN IMPT CORP	11/01/2019	2.85%	3,000	3,000	3,123
LOS ANGELES CNTY CA REDEV AUTHORITY	08/01/2019	2.64%	2,425	2,425	2,509
NEW HOPE CULTURAL EDU FACS FIN CORP	07/01/2018	3.33%	1,380	1,380	1,386
NEW HOPE CULTURAL EDU FACS FIN CORP	07/01/2019	3.78%	2,155	2,155	2,181
NEW HOPE CULTURAL EDU FACS FIN CORP	07/01/2020	4.13%	2,810	2,810	2,863
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY	06/15/2017	3.38%	7,890	7,890	7,977
NORTH CAROLINA EASTN MUN PWR AGENCY	07/01/2017	1.56%	3,500	3,500	3,521
PITTSBURG CA SUCCESSOR AGENCY	09/01/2016	1.37%	6,385	6,385	6,386
SACRAMENTO CALIF UNI SCHOOL DISTRICT	08/01/2016	0.7%	5,000	5,000	5,000
SACRAMENTO CALIF UNI SCHOOL DISTRICT	08/01/2017	1.25%	3,000	3,000	3,010
ST PAUL MINN HSG & REDEV AUTHORITY	07/01/2018	1.84%	2,000	2,000	2,020
ST PAUL MINN HSG & REDEV AUTHORITY	07/01/2017	1.4%	4,135	4,135	4,151
TOTAL STATE AND MUNICIPAL OBLIGATIONS				55,750	56,507

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
RESIDENTIAL MORTGAGE BACKED SECURITIES
AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES:
FANNIE MAE 06-36 GF	05/25/2036	0.75%	9,201	9,244	9,161
FANNIE MAE 07-46 FB	05/25/2037	0.82%	3,870	3,880	3,862
FANNIE MAE 09-107 FL	02/25/2038	1.1%	4,782	4,807	4,815
FANNIE MAE 10-39 JT	05/25/2038	5%	519	519	519
FANNIE MAE 13-2 KF	01/25/2037	0.63%	13,738	13,705	13,626
FANNIE MAE AF-2015-22C	04/25/2045	0.79%	35,253	35,128	35,024
FANNIE MAE AF-2015-42	06/25/2055	0.77%	38,339	38,130	37,824
FANNIE MAE AF-2015-91	12/25/2045	0.81%	37,493	37,315	37,312
FANNIE MAE 2015-4	02/25/2045	0.79%	18,622	18,649	18,595
FANNIE MAE 15-50	07/25/2045	0.79%	59,765	59,704	59,639
FANNIE MAE 16-2	02/25/2056	0.46%	12,149	12,134	12,127
FANNIE MAE 16-40	07/25/2056	3%	25,000	24,953	25,113
FANNIE MAE 254590	01/01/2018	5%	460	460	472
FANNIE MAE 254591	01/01/2018	5.5%	317	318	324
FANNIE MAE 303970	09/01/2024	6%	502	497	576
FANNIE MAE 545249	10/01/2016	5.5%	1	1	1
FANNIE MAE 545303	09/01/2016	5%	2	2	2
FANNIE MAE 545492	02/01/2022	5.5%	205	203	230
FANNIE MAE 616220	11/01/2016	5%	26	26	26
FANNIE MAE 617270	01/01/2017	5%	54	53	55
FANNIE MAE 622462	12/01/2016	5.5%	29	29	29
FANNIE MAE 623866	02/01/2017	5%	52	52	53
FANNIE MAE 625943	03/01/2017	5%	43	43	44
FANNIE MAE 703446	05/01/2018	4.5%	1,162	1,171	1,192
FANNIE MAE 704592	05/01/2018	5%	388	390	399
FANNIE MAE 708635	06/01/2018	5%	239	241	246
FANNIE MAE 725558	06/01/2034	2.93%	480	476	498
FANNIE MAE 725694	07/01/2034	2.19%	245	240	252
FANNIE MAE 725719	07/01/2033	2.13%	882	879	907
FANNIE MAE 735034	10/01/2034	2.34%	7,149	7,537	7,514
FANNIE MAE 735702	07/01/2035	2.63%	5,715	5,879	6,001
FANNIE MAE 794787	10/01/2034	2.23%	280	283	296
FANNIE MAE 799733	11/01/2034	2.46%	326	331	345
FANNIE MAE 801337	09/01/2034	2.47%	3,989	4,206	4,186
FANNIE MAE 801917	10/01/2034	2.7%	677	680	717
FANNIE MAE 804561	09/01/2034	2.4%	955	957	1,014
FANNIE MAE 807219	01/01/2035	2.7%	2,858	2,882	3,014
FANNIE MAE 809532	02/01/2035	2.72%	404	407	428
FANNIE MAE 834552	08/01/2035	2.7%	956	961	1,003
FANNIE MAE 889335	06/01/2018	4.5%	1,056	1,065	1,083

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
FANNIE MAE 889485	06/01/2036	2.58%	5,547	5,640	5,840
FANNIE MAE 922674	04/01/2036	2.88%	2,771	2,838	2,919
FANNIE MAE 968438	01/01/2038	2.54%	8,230	8,616	8,652
FANNIE MAE 995123	08/01/2037	2.84%	2,938	3,034	3,113
FANNIE MAE 995548	09/01/2035	2.59%	3,588	3,669	3,764
FANNIE MAE 995604	11/01/2035	2.61%	10,888	11,488	11,486
FANNIE MAE 995614	08/01/2037	1.85%	3,374	3,532	3,470
FANNIE MAE AB1980	12/01/2020	3%	4,715	4,780	4,946
FANNIE MAE AB5230	05/01/2027	2.5%	13,506	13,776	14,015
FANNIE MAE AD0901	04/01/2040	2.72%	8,185	8,704	8,549
FANNIE MAE AE0559	12/01/2034	2.42%	6,357	6,690	6,652
FANNIE MAE AE0566	08/01/2035	2.63%	6,261	6,592	6,618
FANNIE MAE AF-2016-11	03/25/2046	0.94%	23,137	23,097	23,193
FANNIE MAE AF-2016-30	05/25/2046	0.94%	45,792	45,764	45,696
FANNIE MAE AL1037	01/01/2037	2.67%	5,390	5,746	5,701
FANNIE MAE AL2269	10/01/2040	2.7%	8,999	9,575	9,424
FANNIE MAE AL3935	09/01/2037	2.66%	14,581	15,427	15,405
FANNIE MAE AL3961	02/01/2039	2.55%	10,480	11,068	10,908
FANNIE MAE AL4100	09/01/2036	2.55%	15,334	16,182	16,053
FANNIE MAE AL4110	03/01/2037	2.44%	11,309	11,902	11,962
FANNIE MAE AL4114	02/01/2039	2.79%	13,682	14,528	14,467
FANNIE MAE AO8746	08/01/2027	2.5%	25,874	26,688	26,843
FANNIE MAE ARM 105989	08/01/2020	3.21%	11	12	12
FANNIE MAE ARM 190726	03/01/2033	4.83%	155	158	165
FANNIE MAE ARM 249907	02/01/2024	3.25%	144	145	149
FANNIE MAE ARM 303259	03/01/2025	2.49%	66	67	68
FANNIE MAE ARM 545786	06/01/2032	2.79%	215	215	220
FANNIE MAE ARM 620293	01/01/2032	2.53%	237	235	249
FANNIE MAE ARM 651629	08/01/2032	2.44%	238	238	249
FANNIE MAE ARM 654158	10/01/2032	2.29%	362	363	383
FANNIE MAE ARM 654195	10/01/2032	2.29%	352	352	372
FANNIE MAE ARM 655646	08/01/2032	2.46%	257	258	268
FANNIE MAE ARM 655798	08/01/2032	2.4%	633	632	671
FANNIE MAE ARM 661349	09/01/2032	2.3%	152	152	160
FANNIE MAE ARM 661501	09/01/2032	2.42%	46	47	47
FANNIE MAE ARM 661744	10/01/2032	2.31%	370	371	393
FANNIE MAE ARM 664521	10/01/2032	2.33%	180	180	184
FANNIE MAE ARM 664750	10/01/2032	2.42%	329	330	346
FANNIE MAE ARM 670731	11/01/2032	2.29%	450	451	471
FANNIE MAE ARM 670779	11/01/2032	2.29%	522	526	545
FANNIE MAE ARM 670890	12/01/2032	1.99%	635	636	671
FANNIE MAE ARM 670912	12/01/2032	1.94%	527	528	558

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
FANNIE MAE ARM 670947	12/01/2032	1.92%	392	394	413
FANNIE MAE ARM 694852	04/01/2033	2.74%	347	353	367
FANNIE MAE ARM 70007	07/01/2017	2.37%	2	2	2
FANNIE MAE ARM 70117	09/01/2017	2.06%	1	1	1
FANNIE MAE ARM 722779	09/01/2033	2.29%	1,128	1,129	1,167
FANNIE MAE ARM 733525	08/01/2033	2.21%	600	577	624
FANNIE MAE ARM 739194	09/01/2033	2.41%	603	604	630
FANNIE MAE ARM 743256	10/01/2033	2.46%	333	330	348
FANNIE MAE ARM 743856	11/01/2033	2.42%	270	270	284
FANNIE MAE ARM 758873	12/01/2033	2.46%	511	506	534
FANNIE MAE ARM 88879	11/01/2019	2.64%	49	49	50
FANNIE MAE ARM 89125	08/01/2019	2.37%	59	59	61
FANNIE MAE AS4507	02/01/2030	3%	11,718	12,198	12,326
FANNIE MAE AS4878	04/01/2030	3%	15,092	15,709	15,876
FANNIE MAE DF-2015-38	06/25/2055	0.75%	13,622	13,540	13,520
FANNIE MAE FA-2015-55	08/25/2055	0.79%	25,499	25,398	25,351
FANNIE MAE HYBRID ARM 566074	05/01/2031	2.82%	317	317	334
FANNIE MAE HYBRID ARM 584507	06/01/2031	2.66%	208	207	221
FANNIE MAE KF-2015-27	05/25/2045	0.75%	26,218	26,138	26,114
FANNIE MAE MA0099	06/01/2019	4%	1,398	1,406	1,448
FANNIE MAE MA0598	12/01/2020	3.5%	4,108	4,206	4,355
FANNIE MAE MA1144	08/01/2027	2.5%	12,495	12,910	12,970
FANNIE MAE_15-84	11/25/2045	0.79%	29,953	29,907	29,712
FREDDIE MAC 3370 TF	10/15/2037	0.76%	1,521	1,522	1,523
FREDDIE MAC 4159 FD	01/15/2043	0.78%	14,293	14,345	14,262
FREDDIE MAC 4363 2014 FA	09/15/2041	0.81%	11,008	11,020	10,930
FREDDIE MAC AF-204521	05/15/2041	0.77%	46,832	46,755	46,801
FREDDIE MAC FB-204495	11/15/2038	0.78%	31,860	31,721	31,664
FREDDIE MAC LF-204475	04/15/2040	0.74%	8,475	8,474	8,462
FREDDIE MAC WF-204491	08/15/2039	0.76%	16,427	16,421	16,256
FREDDIE MAC 1H2520	06/01/2035	2.64%	8,059	8,562	8,527
FREDDIE MAC 1N1474	05/01/2037	2.64%	3,022	3,139	3,193
FREDDIE MAC 1Q1515	11/01/2038	2.56%	31,607	33,437	33,307
FREDDIE MAC 1Q1540	06/01/2040	2.74%	15,708	16,795	16,599
FREDDIE MAC 1Q1548	08/01/2038	2.59%	15,295	16,117	16,090
FREDDIE MAC 1Q1572	05/01/2038	2.64%	25,577	27,035	27,002
FREDDIE MAC 2901 MA	10/15/2033	4.5%	16	16	16
FREDDIE MAC 2934 CI	01/15/2034	5%	336	336	337
FREDDIE MAC 3812 BE	09/15/2018	2.75%	1,232	1,239	1,251
FREDDIE MAC 4595	10/15/2037	1.02%	25,000	25,000	25,350
FREDDIE MAC 781884	08/01/2034	2.5%	1,357	1,372	1,435
FREDDIE MAC 848416	02/01/2041	2.78%	15,556	16,275	16,457

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
FREDDIE MAC 848530	09/01/2039	2.58%	6,884	7,280	7,274
FREDDIE MAC 848922	04/01/2037	2.65%	8,339	8,900	8,805
FREDDIE MAC 849281	08/01/2037	2.84%	10,063	10,746	10,700
FREDDIE MAC AF-204559	03/15/2042	0.94%	28,235	28,136	28,324
FREDDIE MAC ARM 350190	05/01/2022	2.5%	32	33	33
FREDDIE MAC ARM 405014	01/01/2019	2.44%	12	12	13
FREDDIE MAC ARM 405092	03/01/2019	2.38%	8	8	8
FREDDIE MAC ARM 405185	10/01/2018	2.44%	26	26	26
FREDDIE MAC ARM 405243	07/01/2019	2.76%	28	28	28
FREDDIE MAC ARM 405437	10/01/2019	2.4%	32	32	32
FREDDIE MAC ARM 405615	10/01/2019	2.23%	8	8	8
FREDDIE MAC ARM 605432	08/01/2017	2.21%	1	1	1
FREDDIE MAC ARM 606024	02/01/2019	2.26%	19	19	19
FREDDIE MAC ARM 606025	07/01/2019	1.83%	25	25	25
FREDDIE MAC ARM 780514	05/01/2033	2.72%	444	455	469
FREDDIE MAC ARM 780845	09/01/2033	2.5%	302	294	315
FREDDIE MAC ARM 780903	09/01/2033	2.5%	365	362	385
FREDDIE MAC ARM 785363	02/01/2025	2.87%	64	65	67
FREDDIE MAC ARM 788941	12/01/2031	2.63%	28	27	28
FREDDIE MAC ARM 840031	01/01/2019	2.38%	2	2	2
FREDDIE MAC ARM 840035	01/01/2019	2.43%	14	14	14
FREDDIE MAC ARM 840036	01/01/2019	2.38%	11	11	11
FREDDIE MAC ARM 840072	06/01/2019	2.25%	27	27	27
FREDDIE MAC ARM 845154	07/01/2022	2.47%	39	40	41
FREDDIE MAC ARM 845523	11/01/2023	2.38%	7	7	7
FREDDIE MAC ARM 845654	02/01/2024	2.75%	149	150	153
FREDDIE MAC ARM 845730	11/01/2023	2.44%	156	160	162
FREDDIE MAC ARM 845733	04/01/2024	2.72%	187	189	197
FREDDIE MAC ARM 846107	02/01/2025	2.99%	45	46	47
FREDDIE MAC ARM 846702	10/01/2029	2.68%	44	45	46
FREDDIE MAC ARM 865008	02/01/2018	3.13%	17	17	17
FREDDIE MAC C90581	08/01/2022	5.5%	172	171	191
FREDDIE MAC C90582	09/01/2022	5.5%	107	107	119
FREDDIE MAC CMO 2586 GB	01/15/2023	5.5%	5	5	5
FREDDIE MAC E01140	05/01/2017	6%	111	112	113
FREDDIE MAC E90153	06/01/2017	6%	23	23	24
FREDDIE MAC E90154	06/01/2017	6%	59	59	60
FREDDIE MAC E91041	09/01/2017	5%	118	118	121
FREDDIE MAC E95403	03/01/2018	5%	162	163	166
FREDDIE MAC E95671	04/01/2018	5%	237	238	243
FREDDIE MAC F4-20328	02/15/2038	0.79%	15,089	15,111	14,961
FREDDIE MAC FL-204523	08/15/2038	0.79%	25,637	25,489	25,635

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
FREDDIE MAC G11193	08/01/2016	5%	3	3	3
FREDDIE MAC G11298	08/01/2017	5%	138	138	142
FREDDIE MAC G30227	05/01/2023	5.5%	661	677	735
FREDDIE MAC J32518	08/01/2030	3%	24,047	24,939	25,325
FREDDIE MAC KF-204560	07/15/2040	0.98%	32,900	32,864	32,164
FREDDIE MAC T-76 2A	10/25/2037	3.15%	11,083	11,301	11,738
GINNIE MAE 11-72 M	06/20/2038	4%	738	779	742
GINNIE MAE AF-2014-129	10/20/2041	0.74%	13,670	13,656	13,738
GINNIE MAE AF-2014-94	11/20/2041	0.89%	9,205	9,224	9,247
GINNIE MAE AF-2015-18	02/20/2040	0.77%	20,282	20,316	19,996
GINNIE MAE II 082431	12/20/2039	2%	10,365	10,788	10,709
GINNIE MAE II 082464	01/20/2040	2%	3,563	3,830	3,704
GINNIE MAE II 082497	03/20/2040	2%	6,890	7,310	7,157
GINNIE MAE II 082573	07/20/2040	1.88%	9,164	9,499	9,431
GINNIE MAE II 082581	07/20/2040	3%	10,854	11,653	11,264
GINNIE MAE II 082602	08/20/2040	3%	18,223	19,577	18,843
GINNIE MAE II 082710	01/20/2041	2%	9,618	10,011	9,987
GINNIE MAE II 082794	04/20/2041	3.5%	11,986	12,802	12,430
GINNIE MAE II ARM 8157	03/20/2023	2%	75	76	77
GINNIE MAE II ARM 8206	03/20/2017	2%	4	4	4
GINNIE MAE II ARM 8240	07/20/2017	1.88%	4	4	4
GINNIE MAE II ARM 8251	08/20/2017	2%	—	—	—
GINNIE MAE II ARM 8274	10/20/2017	2.5%	19	19	19
GINNIE MAE II ARM 8283	11/20/2017	2.5%	1	1	1
GINNIE MAE II ARM 8293	12/20/2017	2.5%	4	4	4
GINNIE MAE II ARM 8341	04/20/2018	2.5%	1	1	1
GINNIE MAE II ARM 8353	05/20/2018	2.5%	9	9	10
GINNIE MAE II ARM 8365	06/20/2018	2.5%	11	11	11
GINNIE MAE II ARM 8377	07/20/2018	2.5%	6	6	6
GINNIE MAE II ARM 8428	11/20/2018	3.5%	3	3	3
GINNIE MAE II ARM 8440	12/20/2018	3.5%	9	9	9
GINNIE MAE II ARM 8638	06/20/2025	1.75%	112	112	116
GINNIE MAE LF-2015-82	04/20/2041	0.74%	16,400	16,400	16,439
TOTAL AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				1,294,247	1,293,532

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES:
ADJUSTABLE RATE MORTGAGE TRUST 04-2 6A1	02/25/2035	2.91%	895	908	875
AMERICAN HOME MORTGAGE INVESTMENT TRUST 5A-2004-4	02/25/2045	2.98%	6,732	6,821	6,582
APS RESECURITIZATION TRUST 2A-2015-1	08/28/2054	0.59%	15,827	15,262	15,036
BANK OF AMERICA FUNDING CORPORATION 05-F 4A1	09/20/2035	2.84%	2,305	2,035	1,955	C
BANK OF AMERICA FUNDING CORPORATION 05-G A3	10/20/2035	2.8%	2,009	1,890	1,870
BANK OF AMERICA FUNDING CORPORATION 12-R5 A	10/03/2039	0.47%	890	890	888
BANK OF AMERICA FUNDING CORPORATION 7A1-2015-R4	11/27/2045	2.2%	16,310	16,245	16,066

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
BANK OF AMERICA MORTGAGE SECURITY 04-5 3A3	06/25/2019	5%	222	224	223
BANK OF AMERICA MORTGAGE SECURITY 06-B 2A1	11/20/2046	3%	1,350	1,212	1,126	C
BANK OF AMERICA MORTGAGE SECURITY 2003-I 2A6	10/25/2033	2.9%	2,371	2,363	2,376
BANK OF AMERICA MORTGAGE SECURITY 2004-B B1	03/25/2034	3.04%	4,231	4,219	3,627
BANK OF AMERICA MORTGAGE SECURITY 2004-E 2A6	06/25/2034	3.34%	4,007	3,988	3,941
BCAP LLC TRUST 09-RR1 21A1	11/26/2034	2.95%	712	698	711
BCAP LLC TRUST 09-RR1 22A1	05/26/2035	2.88%	3,769	3,689	3,773
BCAP LLC TRUST 09-RR1 23A1	05/26/2035	2.9%	2,324	2,268	2,327
BCAP LLC TRUST 11-RR10 3A5	06/26/2035	2.9%	6,770	6,765	6,775
BCAP LLC TRUST 11-RR11 6A3	10/26/2035	2.95%	1,378	1,374	1,366
BCAP LLC TRUST 12-RR10 4A1	03/26/2036	2.85%	14,218	14,343	14,177
BCAP LLC TRUST 12-RR10 9A1	10/26/2035	2.93%	3,693	3,711	3,716
BCAP LLC TRUST 12-RR11 6A1	07/26/2036	3.05%	8,365	8,457	8,329
BCAP LLC TRUST 12-RR12 2A1	06/26/2035	3%	2,584	2,594	2,575
BCAP LLC TRUST 12-RR3 3A5	07/26/2037	2.36%	1,559	1,559	1,551
BCAP LLC TRUST 12-RR3 8A1	07/26/2035	3.03%	3,408	3,429	3,385
BCAP LLC TRUST 12-RR3 9A5	01/26/2036	2.94%	2,395	2,419	2,378
BCAP LLC TRUST 12-RR5 7A5	10/26/2036	3.01%	3,859	3,864	3,848
BCAP LLC TRUST 12-RR6 2A6	05/26/2036	2.67%	3,665	3,655	3,639
BCAP LLC TRUST 13-RR1 1A1	11/26/2035	2.56%	4,325	4,352	4,327
BCAP LLC TRUST 13-RR7 2A1	06/26/2037	2.51%	5,508	5,533	5,460
BCAP LLC TRUST 13-RR8 1A1	05/26/2036	3.31%	5,428	5,457	5,364
BCAP LLC TRUST 13-RR9 1A1	01/26/2036	2.94%	9,618	9,664	9,638
BCAP LLC TRUST 3A1-2014-RR2	09/26/2046	1.37%	9,779	9,548	9,512
BCAP LLC TRUST 4A1-2013-RR7	12/27/2034	3.29%	12,576	12,754	12,823
BEAR STEARNS ALT-A TRUST 05-2 2A5	04/25/2035	2.92%	2,026	2,022	1,813
BEAR STEARNS FUNDING TRUST 06-AR5 1A2	12/25/2046	0.64%	1,101	798	615	C
BELLA VISTA MORTGAGE TRUST 05-1 4A	02/22/2035	2.82%	3,040	3,032	2,970
CENTEX HOME EQUITY CXHEA 2003-A AF4	12/25/2031	4.25%	1,534	1,520	1,526
CHASE MORTGAGE FINANCE 07-A1 1A5	02/25/2037	2.89%	6,974	6,912	6,824
CHASEFLEX TRUST 07-M1 1A1	08/25/2037	0.6%	8,201	8,257	6,348	C
CITIGROUP MORTGAGE LOAN TRUST 05-3	08/25/2035	2.86%	1,681	1,586	1,551	C
CITIGROUP MORTGAGE LOAN TRUST 09-6 18A1	04/25/2037	0.52%	237	236	235
CITIGROUP MORTGAGE LOAN TRUST 10-7 2A1	02/25/2035	2.68%	1,146	1,146	1,151
CITIGROUP MORTGAGE LOAN TRUST 10-8 5A6	11/25/2036	4%	1,976	1,975	1,979
CITIGROUP MORTGAGE LOAN TRUST 10-9 2A1	11/25/2035	2.74%	701	706	699
CITIGROUP MORTGAGE LOAN TRUST 11-2 3A1	09/25/2037	2.47%	383	381	383
CITIGROUP MORTGAGE LOAN TRUST 12-4 2A1	11/25/2035	3.06%	1,823	1,822	1,805
CITIGROUP MORTGAGE LOAN TRUST 12-6 1A1	04/25/2037	3%	5,057	5,057	5,053
CITIGROUP MORTGAGE LOAN TRUST 12-6 2A1	08/25/2036	2.73%	3,164	3,167	3,153
CITIGROUP MORTGAGE LOAN TRUST 12-7 10A1	09/25/2036	2.81%	4,509	4,512	4,477
CITIGROUP MORTGAGE LOAN TRUST 12-7 11A1	09/25/2035	2.85%	1,401	1,402	1,398
CITIGROUP MORTGAGE LOAN TRUST 13-7 2A1	08/25/2036	2.73%	6,897	6,915	6,722
CITIGROUP MORTGAGE LOAN TRUST 13-9 2A1	09/25/2034	2.63%	12,659	12,713	12,550

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
CITIGROUP MORTGAGE LOAN TRUST 1A1-2014-11	10/25/2035	3.04%	16,407	16,731	16,464
CITIGROUP MORTGAGE LOAN TRUST 1A1-2014-2	02/20/2036	2.59%	13,778	13,869	13,721
CITIGROUP MORTGAGE LOAN TRUST 1A1-2015-11	03/25/2035	2.79%	26,927	27,148	26,965
CITIGROUP MORTGAGE LOAN TRUST 1A1-2015-9	02/20/2036	2.88%	12,922	13,008	12,728
CITIGROUP MORTGAGE LOAN TRUST 2A1-2014-2	04/25/2036	3.2%	15,894	15,970	15,179
CITIGROUP MORTGAGE LOAN TRUST 2A1-2014-5	02/20/2036	2.56%	16,954	17,137	16,842
CITIGROUP MORTGAGE LOAN TRUST 2A1-2015-9	02/25/2036	2.75%	17,398	17,513	17,154
CITIGROUP MORTGAGE LOAN TRUST 3A1-2012-4	03/25/2036	3.01%	7,966	8,036	7,933
CITIGROUP MORTGAGE LOAN TRUST 3A1-2013-11	09/25/2034	2.65%	6,447	6,531	6,445
CITIGROUP MORTGAGE LOAN TRUST 3A1-2014-6	11/25/2035	1.79%	17,830	17,592	17,117
CITIGROUP MORTGAGE LOAN TRUST 3A1-2015-5	08/25/2034	3.04%	11,096	11,268	11,134
CITIGROUP MORTGAGE LOAN TRUST 4A1-2015-5	04/20/2035	2.63%	24,731	24,943	24,593
CITIGROUP MORTGAGE LOAN TRUST 5A1-2014-11	11/25/2036	3.25%	8,185	8,306	8,226
CITIGROUP MORTGAGE LOAN TRUST 5A1-2015-5	01/25/2036	0.7%	13,556	13,018	12,506
CITIGROUP MORTGAGE LOAN TRUST A1-2015-PS1	09/25/2042	3.75%	23,585	23,948	24,199
CITIGROUP MORTGAGE LOAN TRUST A4-2015-A	06/25/2058	4.25%	2,019	2,103	2,109
CITIGROUP MORTGAGE LOAN TRUST CMLTI_13 1A1	03/25/2035	2.79%	11,118	11,209	11,125
COUNTRYWIDE HOME EQUITY LOAN TRUST 04-K 2A	02/15/2034	0.73%	189	118	171	C
COUNTRYWIDE HOME LOANS 03-46 4A1	01/19/2034	2.69%	5,869	6,014	5,806
COUNTRYWIDE HOME LOANS 05-HYB7 5A1	11/20/2035	2.64%	5,583	4,149	4,513	C
COUNTYWIDE ALTERNATIVE LOAN 04-33 2A1	12/25/2034	2.82%	476	482	455
COUNTYWIDE ALTERNATIVE LOAN 05-24 2A1	07/20/2035	1.72%	2,084	1,528	1,624	C
COUNTYWIDE ALTERNATIVE LOAN 05-27 1A4	08/25/2035	1.76%	2,551	1,902	1,919	C
CREDIT SUISSE COMMERCIAL MORTGAGE 13-2R 1A1	05/27/2036	2%	1,957	1,959	1,945
CREDIT SUISSE COMMERCIAL MORTGAGE 13-2R 6A1	09/27/2036	3.03%	7,730	7,875	7,887
CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES	04/25/2034	2.88%	4,209	4,268	4,260
CREDIT SUISSE MORTGAGE CAPITAL 09-2R 1A12	09/26/2034	2.89%	28,874	28,963	28,375
CREDIT SUISSE MORTGAGE CAPITAL 09-2R 1A13	09/26/2034	2.89%	28,874	28,894	27,726
CREDIT SUISSE MORTGAGE CAPITAL 10-17R 1A1	06/26/2036	2.67%	4,330	4,330	4,338
CREDIT SUISSE MORTGAGE CAPITAL 11-17R 2A1	12/27/2037	3.4%	227	227	227
CREDIT SUISSE MORTGAGE CAPITAL 13-8R 6A1	05/27/2037	0.68%	5,104	5,061	5,048
CREDIT SUISSE MORTGAGE CAPITAL 3A1-2014-12R	06/27/2037	0.57%	2,260	2,254	2,166
CREDIT SUISSE MORTGAGE CAPITAL A6-2015-1R	12/27/2035	3.1%	14,975	15,242	15,169
CREDIT SUISSE MORTGAGE CAPTIAL 13-11R 1A1	06/27/2034	2.75%	8,866	8,866	8,814
CREDIT SUISSE MORTGAGE CAPTIAL 13-11R 2A1	05/27/2034	2.75%	16,033	16,050	15,782
CREDIT SUISSE MORTGAGE CAPTIAL 13-12R 1A1	08/27/2033	2.75%	26,153	25,865	25,817
CREDIT SUISSE MORTGAGE CAPTIAL 15A1-2014-11	01/27/2036	2.76%	23,427	23,657	23,603
CREDIT SUISSE MORTGAGE CAPTIAL 1A1-2015-6R	07/27/2035	3.07%	17,740	17,992	17,549
CREDIT SUISSE MORTGAGE CAPTIAL 5A1-2014-5R	07/27/2037	2.5%	9,411	9,411	9,411
CREDIT SUISSE MORTGAGE TRUST 2A12-2010-2R	10/26/2036	3.03%	33,599	34,093	33,438
CREDIT SUISSE MORTGAGE TRUST 2A12-2010-7R	04/26/2037	4%	6,341	6,438	6,277
CREDIT SUISSE MORTGAGE TRUST 2A14-2009-11	09/26/2036	2.67%	4,416	4,457	4,268

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
CREDIT SUISSE MORTGAGE TRUST 6A12-2010-2R	07/26/2037	4.41%	8,584	8,727	8,575
DEUTSCHE ALTA SECURITIES INC 06-AR6 A4	02/25/2037	0.6%	7,538	3,756	6,495	C
DEUTSCHE ALTA SECURITIES INC 07-AR1 A4	01/25/2047	0.59%	6,903	6,917	5,659	C
DEUTSCHE ALTA SECURITIES INC 07-OA1 A1	02/25/2047	0.58%	3,377	2,881	2,375	C
EQUITY ONE ABS INC 04-3 AF4	07/25/2034	4.87%	2,221	2,223	2,272
FIELDSTONE MORTGAGE INVESTMENT CORP. 04-3 M4	08/25/2034	2.3%	41	41	41
FIRST HORIZON ALTERNATIVE MORTGAGE 04-AA4 A1	10/25/2034	2.7%	1,193	1,209	1,170
FIRST HORIZON ALTERNATIVE MORTGAGE 04-AA7 1A1	02/25/2035	2.37%	833	841	716
FIRST HORIZON ALTERNATIVE MORTGAGE 05-AA2 IA1	03/25/2035	2.62%	1,720	1,748	1,498
FIRST HORIZON ALTERNATIVE MORTGAGE 05-AA3 3A1	05/25/2035	2.73%	3,556	3,586	3,239
GMAC MORTGAGE CORPORATION LOAN 2004-AR2 3A	08/19/2034	3.3%	903	906	873
GMAC MORTGAGE CORPORATION LOAN 2004-AR2 5A1	08/19/2034	3.31%	1,334	1,336	1,318
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 05-AR1 2A1	01/25/2035	2.97%	3,138	3,151	3,104
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 05-AR3 6A1	05/25/2035	3.07%	2,457	2,467	2,245
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 05-AR5 2A1	10/25/2035	2.83%	4,063	3,754	3,528	C
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 05-AR7 2A1	11/25/2035	3.06%	1,771	1,673	1,685
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 09-1R 2A1	11/25/2035	2.97%	818	793	817
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 09-1R 3A1	11/25/2035	2.85%	1,159	1,108	1,161
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 2A-2014-4R	08/26/2035	3.35%	13,767	14,065	13,900
GREENPOINT MORTGAGE FUNDING TRUST 05-AR5 4A1	11/25/2045	2.38%	5,075	4,516	3,697	C
HARBORVIEW MORTGAGE LOAN TRUST 04-10 4A	01/19/2035	2.96%	743	749	724
HARBORVIEW MORTGAGE LOAN TRUST 04-7 3A1	11/19/2034	2.22%	1,161	1,152	1,097
HARBORVIEW MORTGAGE LOAN TRUST 05-15 3A1A1	10/20/2045	2.41%	6,345	5,687	5,354	C
HARBORVIEW MORTGAGE LOAN TRUST 05-8 2A2A	09/19/2035	1.94%	2,103	1,714	1,478	C
HARBORVIEW MORTGAGE LOAN TRUST 06-14 2A1B	01/25/2047	0.64%	2,792	1,193	845	C
HARBORVIEW MORTGAGE LOAN TRUST 2004-1 4A	04/19/2034	2.91%	372	374	370
HARBORVIEW MORTGAGE LOAN TRUST 2004-4 3A	06/19/2034	1.56%	94	93	89
HARBORVIEW MORTGAGE LOAN TRUST 2004-6 5A	08/19/2034	3.01%	349	347	344
INDYMAC INDX MORTGAGE LOAN TRUST 05-AR5 2A1	05/25/2035	2.74%	3,303	2,983	2,765	C
JEFFERIES & CO 09-R12 1A1	02/26/2035	2.89%	3,241	3,197	3,253
JEFFERIES & CO 09-R12 2A1	01/26/2035	2.81%	1,471	1,450	1,489
JEFFERIES & CO 09-R3 1A1	12/26/2035	2.62%	1,906	1,842	1,904
JEFFERIES & CO 2A-2009-R2	12/26/2037	2.79%	5,731	5,748	5,659
JEFFERIES & CO A1-2015-R1	12/26/2036	0.58%	11,389	10,807	10,820
JP MORGAN REREMIC 10-5 3A1	08/26/2036	2.73%	579	579	578
JP MORGAN REREMIC 11-2 5A3	03/26/2036	3%	1,997	1,985	1,999
JP MORGAN REREMIC 3A1-2009-10	10/26/2035	2.95%	14,135	14,270	14,229
LUMINENT MORTGAGE TRUST 06-6 2A2	10/25/2046	0.67%	1,366	267	776	C
MASTR ADJUSTABLE RATE MORTGAGES TRUST 05-1 3A1	02/25/2035	3.1%	1,560	1,581	1,440

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
MERRILL LYNCH MORTGAGE INVESTORS TRUST 05-A2 A2	02/25/2035	2.65%	2,166	2,167	2,132
MERRILL LYNCH MORTGAGE INVESTORS TRUST 03-A5 2A6A	08/25/2033	2.64%	1,529	1,526	1,531
MERRILL LYNCH MORTGAGE INVESTORS TRUST 05-A1 2A	12/25/2034	2.76%	944	946	940
MILL CITY MORTGAGE LOAN TRUST A1-2015-1	06/25/2056	2.23%	22,472	22,432	22,504
MILL CITY MORTGAGE LOAN TRUST A1-2015-2	09/25/2057	3%	12,907	12,959	13,002
MILL CITY MORTGAGE TRUST A2-2015-1	06/25/2056	3%	27,500	27,657	27,910
MLCC MORTGAGE INVESTORS INC 04-1 2A2	12/25/2034	2.51%	585	586	573
MORGAN STANLEY MORTGAGE LOAN 04-10AR A1	11/25/2034	3.17%	568	575	556
MORGAN STANLEY MORTGAGE LOAN PT2A	11/25/2034	2.84%	1,184	1,203	1,174
MORGAN STANLEY REREMIC TRUST	09/26/2035	2.82%	2,912	3,001	2,904
MORGAN STANLEY REREMIC TRUST 10A-2013-R8	09/26/2036	2.8%	7,490	7,566	7,338
MORGAN STANLEY REREMIC TRUST 10-R6 3A	09/26/2036	0.82%	2,079	2,054	1,988
MORGAN STANLEY REREMIC TRUST 13-R1 5A	11/26/2036	2.2%	5,604	5,661	5,601
MORGAN STANLEY REREMIC TRUST 13-R3 11A	02/26/2036	2.79%	10,010	10,049	9,948
MORGAN STANLEY REREMIC TRUST 13-R3 1A	02/26/2036	3.08%	16,634	16,738	16,616
MORGAN STANLEY REREMIC TRUST 13-R3 4A	12/26/2036	2.23%	6,756	6,791	6,705
MORGAN STANLEY REREMIC TRUST 13-R3 5A	11/26/2036	2.2%	4,207	4,191	4,152
MORGAN STANLEY REREMIC TRUST 13-R8 1A	09/26/2036	2.86%	24,212	24,647	24,069
MORGAN STANLEY REREMIC TRUST 1A-2010-R1	07/26/2035	2.83%	19,170	19,368	19,201
MORGAN STANLEY REREMIC TRUST 1A-2010-R3	07/26/2035	3.03%	8,889	8,981	8,804
MORGAN STANLEY REREMIC TRUST 1A-2010-R5	01/26/2035	2.77%	7,746	7,824	7,742
MORGAN STANLEY REREMIC TRUST 1A-2013-R9	06/26/2046	2.74%	7,902	7,992	7,856
MORGAN STANLEY REREMIC TRUST 2A-2010-R1	07/26/2035	2.83%	4,936	4,942	4,933
MORGAN STANLEY REREMIC TRUST 2A-2014-R4	08/26/2034	2.96%	24,594	25,010	24,631
MORGAN STANLEY REREMIC TRUST 2A-2015-R1	11/20/2036	2.72%	9,602	9,617	9,554
MORGAN STANLEY REREMIC TRUST 2A-2015-R7	06/26/2035	3%	10,959	11,020	11,012
MORGAN STANLEY REREMIC TRUST 3A-2013-R8	09/26/2036	2.87%	8,575	8,659	8,494
MORGAN STANLEY REREMIC TRUST 3A-2014-R4	08/26/2034	2.92%	19,878	20,175	20,124
MORGAN STANLEY REREMIC TRUST 4A-2013-R8	09/26/2036	2.88%	3,352	3,385	3,315
MORGAN STANLEY REREMIC TRUST 4A-2015-R4	08/26/2047	2.83%	17,933	18,013	17,933
MORGAN STANLEY REREMIC TRUST 6A-2013-R8	09/26/2036	2.68%	4,359	4,377	4,300
MORGAN STANLEY REREMIC TRUST 7A-2013-R8	09/26/2036	3.05%	8,561	8,659	8,431
MORGAN STANLEY REREMIC TRUST 8A-2015-R3	04/26/2047	2.68%	11,614	11,757	11,619
MORGAN STANLEY REREMIC TRUST A1	09/26/2035	3%	34,387	34,957	34,977
MORGAN STANLEY REREMIC TRUST A-2014-R7	01/26/2051	3%	28,219	27,602	27,758
NATIONSTAR MORTGAGE LOAN TRUST A-2013-A	12/25/2052	3.75%	3,750	3,830	3,873
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-1A	03/25/2056	3.75%	23,564	24,275	24,514
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-2A	11/25/2035	3.75%	14,540	15,011	15,107
NEW RESIDENTIAL MORTGAGE LOAN TRUST A3-2014-3	11/25/2054	3.75%	7,760	7,938	8,080
NOMURA RESECURITIZATION TRUST 1A1-2015-6R	04/26/2037	0.7%	13,481	12,760	12,722
NOMURA RESECURITIZATION TRUST 3A1-2014-7R	01/26/2036	2.94%	9,082	9,222	9,292
NOMURA RESECURITIZATION TRUST 4A1-2015-4R	03/26/2037	2.76%	14,345	14,372	14,463

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
NOMURA RESECURITIZATION TRUST 5A1-2014-6R	04/26/2037	2.7%	5,320	5,391	5,368
RBSSP RESECURITIZATION TRUST 12-6 8A1	04/26/2035	0.95%	6,120	5,947	5,797
RBSSP RESECURITIZATION TRUST 19A1-2009-12	12/25/2035	2.53%	18,570	18,526	18,477
RBSSP RESECURITIZATION TRUST 2009-8 1A1	04/26/2036	3.16%	5,176	5,212	5,195
RBSSP RESECURITIZATION TRUST 2A1-2009-6	01/26/2036	2.63%	10,487	10,552	10,538
RBSSP RESECURITIZATION TRUST 7A3-2010-12	12/27/2035	4%	2,268	2,296	2,275
RENAISSANCE HOME EQUITY LOAN 05-3 AF3	11/25/2035	4.81%	1,754	1,750	1,760
RESIDENTIAL ACCREDIT LOANS INC 05-QA2 A1II	02/25/2035	3.17%	3,183	2,744	2,617	C
RESIDENTIAL ACCREDIT LOANS INC 07-QO1 A2	02/25/2047	0.62%	1,507	153	368	C
RESIDENTIAL ACCREDIT LOANS, INC. 04-QS5 A5	04/25/2034	4.75%	166	165	166
RESIDENTIAL ASSET SECURITIES 03-K10 AI6	12/25/2033	4.54%	518	522	532
RESIDENTIAL ASSET SECURITIES CORPORATION 2004-KS9 AI6	10/25/2034	4.62%	1,439	967	1,308	C
RESIDENTIAL FUNDING MORTGAGE SECTION I 05-SA2 IIIA3	06/25/2035	3.36%	2,843	2,849	2,735
RESIDENTIAL FUNDING MORTGAGE SECTION I 06-RP1	10/25/2045	0.68%	6,773	6,713	6,657
STRUCTURED ASSET INVESTMENT LOAN TRUST M1-2003-BC5	06/25/2033	1.58%	7,983	7,724	7,718
STRUCTURED ASSET SECURITIES CORPORATION 03-24A 5A	07/25/2033	2.76%	416	421	405
TOWD POINT MORTGAGE TRUST 1A12-2015-2	11/25/2060	2.75%	4,657	4,628	4,695
TOWD POINT MORTGAGE TRUST A1-2015-5	05/25/2055	3.5%	14,458	14,734	14,843
TOWD POINT MORTGAGE TRUST A1-2015-6	04/25/2055	3.5%	18,208	18,420	18,737
TOWD POINT MORTGAGE TRUST A1-2016-1	02/25/2055	3.5%	26,453	26,904	27,190
TOWD POINT MORTGAGE TRUST A1-2016-2	08/25/2055	2.83%	23,264	23,442	23,611
TOWD POINT MORTGAGE TRUST A1A-2015-3	03/25/2054	3.5%	15,856	16,119	16,312
TOWD POINT MORTGAGE TRUST A1B-2015-3	03/25/2054	3%	7,928	7,979	8,030
TOWD POINT MORTGAGE TRUST A4B-2015-3	03/25/2054	3.5%	6,617	6,765	6,780
WASHINGTON MUTUAL 03-AR6 A1	06/25/2033	2.9%	1,674	1,670	1,671
WASHINGTON MUTUAL 04-AR10 A1A	07/25/2044	0.94%	946	949	872
WASHINGTON MUTUAL 05-AR10 1A3	09/25/2035	2.5%	8,478	8,472	8,182
WASHINGTON MUTUAL 05-AR3 A2	03/25/2035	2.8%	2,520	2,529	2,503
WASHINGTON MUTUAL 05-AR4 A5	04/25/2035	2.78%	7,214	7,189	7,131
WELLS FARGO MORTGAGE BACKED SECURITY 03-M A1	12/25/2033	2.79%	1,298	1,337	1,302
WELLS FARGO MORTGAGE BACKED SECURITY 04-DD 2A6	01/25/2035	2.84%	2,408	2,406	2,385
WELLS FARGO MORTGAGE BACKED SECURITY 04-I 1A1	07/25/2034	2.83%	2,428	2,431	2,467
WELLS FARGO MORTGAGE BACKED SECURITY 04-K 2A6	07/25/2034	3.08%	2,363	2,443	2,405
WELLS FARGO MORTGAGE BACKED SECURITY 04-Q 1A2	09/25/2034	2.75%	4,108	4,166	4,139
WELLS FARGO MORTGAGE BACKED SECURITY 04-W A8	11/25/2034	2.76%	7,055	7,072	7,073
WELLS FARGO MORTGAGE BACKED SECURITY 05-AR12 2A5	06/25/2035	2.9%	3,012	2,860	3,062
WELLS FARGO MORTGAGE BACKED SECURITY 05-AR2 2A2	03/25/2035	2.87%	649	652	649
WELLS FARGO MORTGAGE BACKED SECURITY 05-AR2 3A1	03/25/2035	2.84%	1,521	1,510	1,524
WELLS FARGO MORTGAGE BACKED SECURITY 2004-0 A1	08/25/2034	2.74%	356	353	355
WELLS FARGO MORTGAGE BACKED SECURITY 2907 AG	01/25/2035	2.84%	932	935	933
WELLS FARGO MORTGAGE BACKED SECURITY 2A2-2005-AR1	06/25/2035	2.88%	12,102	12,374	12,309
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				1,577,256	1,561,554
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES				2,871,503	2,855,086

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER

ASSET BACKED SECURITIES
ACCESS GROUP INC ACCESS 06-1 A2	08/25/2023	0.770%	1,297	1,282	1,281
AMERICAN CREDIT ACCEPTANCE RECEIVABLES TRUST A-2016-1A	05/12/2020	2.370%	3,844	3,844	3,845
APIDOS CLO A1A-2014-17A	04/17/2026	2.130%	20,000	19,984	19,969
ARES CLO LTD DEF_04014JAA	04/15/2025	1.730%	40,000	39,939	39,517
ARL FIRST LLC ARLFR A1-2012-1A	12/15/2042	2.180%	11,964	12,066	11,592
ATRIUM CDO CORP 04964RAA4	07/16/2025	1.750%	25,000	24,980	24,774
CARLYLE GLOBAL MARKET STRATEGIES DEF_14310BAA	02/14/2025	1.930%	20,000	19,999	19,862
CENTRE POINT FUNDING LLC 12-2 A	08/20/2021	2.610%	886	886	890
CHESAPEAKE FUNDING II LLC A1-2016-1A	03/15/2028	2.110%	6,887	6,886	6,928
CLI FUNDING LLC A-2014-1A	06/18/2029	3.290%	11,855	11,872	11,418
COLLEGE LOAN CORPORATION TRUST 02-2 A24	03/01/2042	0.660%	10,000	8,639	9,400
CRONOS CONTAINERS PROGRAM LTD 13-1 A	04/18/2028	3.080%	6,082	6,111	5,845
DIAMOND RESORTS OWNER TRUST A-2013-2	05/20/2026	2.270%	2,316	2,315	2,307
DRYDEN SENIOR LOAN FUND A-2014-33A	07/15/2026	2.110%	30,000	30,000	29,929
DRYDEN SENIOR LOAN FUND DEF_26250UAC	07/15/2025	1.730%	40,000	40,000	39,529
DT AUTO OWNER TRUST A-2015-3A	03/15/2019	1.660%	2,957	2,957	2,960
EXETER AUTOMOBILE RECEIVABLES A-2015-1A	06/17/2019	1.600%	2,502	2,502	2,500
EXETER AUTOMOBILE RECEIVABLES A-2015-2A	11/15/2019	1.540%	2,313	2,313	2,306
FIRST INVESTORS AUTO OWNER TRUST A2-2016-1A	04/15/2021	2.260%	13,200	13,200	13,219
GLOBAL SUPPLY CHAIN FINANCE A1-2014-1A	07/17/2029	3.190%	8,083	8,082	7,670
HENDERSON RECEIVABLES LLC 10-3A A	12/15/2048	3.820%	1,445	1,446	1,502
HERTZ VEHICLE FINANCING LLC A-2015-2A	09/25/2019	2.020%	4,475	4,474	4,505
HERTZ VEHICLE FINANCING LLC A-2016-1A	03/25/2020	2.320%	17,105	17,102	17,239
HILTON GRAND VACATIONS TRUST 13-A A	01/25/2026	2.280%	4,021	4,021	4,052
KENTUCKY HIGHER EDUCATION STUDENT LOAN A1-2013-2	09/01/2028	1.060%	9,669	9,426	9,557
MISSISSIPPI HIGHER EDUCATION ASSISTANCE CORP. A1-2014-1	10/25/2035	1.130%	8,071	7,863	7,898
NAVITAS EQUIPMENT RECEIVABLES LLC A-2013-1	11/15/2016	1.950%	6	6	6
NEW RESIDENTIAL ADVANCE RECEIVABLE AT1-2016-T1	06/15/2049	2.750%	15,000	15,000	15,063
NEW RESIDENTIAL ADVANCE RECEIVABLE AT3-2015-T3	11/15/2046	2.540%	10,000	10,000	10,003
NORTHSTAR EDUCATION FINANCE 04-2 A3	07/30/2018	0.790%	4,767	4,753	4,716
OAK HILL CREDIT PARTNERS DEF_67104CAA	04/20/2025	1.750%	20,000	20,000	19,796
OCWEN MASTER ADVANCE RECEIVABLE AT2-2015-T2	11/15/2046	2.530%	10,000	10,000	10,020
PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY WL-15Y 6.055	11/25/2036	0.940%	4,512	4,413	4,387
RACE POINT CLO LTD DEF_74982LAC	02/20/2025	1.890%	14,000	13,983	13,897
SALLIE MAE 03-A A2	09/15/2020	0.660%	1,112	1,056	1,109
SALLIE MAE 03-C A2	09/15/2020	1.020%	655	650	645
SALLIE MAE 05-B A2	03/15/2023	0.810%	2,659	2,569	2,634
SALLIE MAE 06-3 A4	07/25/2019	0.700%	2,083	2,062	2,067
SALLIE MAE 06-4 A5	10/27/2025	0.720%	5,017	5,012	4,994
SALLIE MAE 11-2 A1	11/25/2027	1.050%	1,805	1,803	1,798
SALLIE MAE 12-3 A	12/26/2025	1.100%	10,801	10,880	10,391

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
SALLIE MAE 12-B A2	10/15/2030	3.480%	3,823	3,841	3,894
SBA Trust 13-1	04/16/2018	2.240%	4,100	4,068	4,114
SCHOLAR FUNDING TRUST SCHOOL 12-B A1	10/28/2025	0.850%	1,018	1,016	1,017
SIERRA RECEIVABLES FUNDING CO LLC A-2016-1A	03/21/2033	3.080%	17,243	17,240	17,492
SIERRA RECEIVABLES FUNDING COMPANY 12-1A A	11/20/2028	2.840%	762	762	766
SIERRA RECEIVABLES FUNDING COMPANY 12-3A A	08/20/2029	1.870%	3,466	3,473	3,475
SIERRA RECEIVABLES FUNDING COMPANY 13-2A A	11/20/2025	2.280%	1,385	1,384	1,388
SMALL BUSINESS ADMINISTRATION 2002-20J	10/01/2022	4.750%	474	478	501
SOCIAL PROFESSIONAL LOAN PROGRAM LLC A2A-2016-B	03/25/2031	1.680%	9,000	8,999	8,993
SPS SERVICER ADVANCE RECEIVABLE AT3-2015-T3	07/15/2047	2.920%	10,789	10,788	10,836
SVO VOI MORTGAGE CORP 12-A A	09/20/2029	2.000%	1,687	1,704	1,693
TAL ADVANTAGE LLC 13-1 A	02/22/2038	2.830%	2,517	2,523	2,413
U-HAUL S FLEET LLC 10-BT1A 1	10/25/2023	4.900%	5,044	5,044	5,197
VOYA CLO LTD DEF_44986WAA	04/25/2025	1.790%	30,000	30,000	29,659
WELLS FARGO MORTGAGE BACKED SECURITY A-2013-A	03/15/2029	3.100%	1,283	1,284	1,292
TOTAL ASSET BACKED SECURITIES				496,980	494,750

COMMERCIAL MORTGAGE BACKED SECURITIES
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:
FANNIE MAE 06-M2 A2A	10/25/2032	5.270%	8,457	8,955	9,404
FANNIE MAE DEF_31381HZL	01/01/2019	6.080%	536	536	553
GINNIE MAE 10-161 AB	05/16/2035	2.110%	1,400	1,406	1,408
GINNIE MAE 11-165 A	10/16/2037	2.190%	15,187	15,299	15,231
GINNIE MAE 13-141 A	06/16/2040	2.020%	15,368	15,370	15,475
GINNIE MAE 13-146 AH	08/16/2040	2.000%	6,451	6,459	6,515
GINNIE MAE 13-159 A	08/16/2038	1.790%	12,231	12,153	12,266
GINNIE MAE A-2013-57	06/16/2037	1.350%	4,398	4,349	4,365
GINNIE MAE A-2014-61	01/16/2044	2.210%	8,786	8,802	8,839
GINNIE MAE AB-2013-194	05/16/2038	2.250%	12,276	12,323	12,418
GINNIE MAE AB-2014-143	03/16/2040	2.500%	3,940	4,020	4,025
GINNIE MAE AB-2014-75	06/16/2047	2.000%	7,478	7,501	7,679
GINNIE MAE AC-2013-13	04/16/2046	1.700%	6,327	6,061	6,171
GINNIE MAE AC-2014-112	12/16/2040	1.900%	6,292	6,367	6,442
GINNIE MAE AC-2014-143	03/16/2040	2.000%	7,880	7,942	8,097
GINNIE MAE AC-2014-48	10/16/2041	1.900%	13,863	14,001	14,126
GINNIE MAE AC-2014-70	04/16/2042	1.900%	25,559	25,843	26,027
GINNIE MAE AC-2015-98	04/16/2041	2.150%	14,440	14,645	14,759
GINNIE MAE AD-2014-9	09/16/2041	2.500%	7,377	7,539	7,512
GINNIE MAE AD-2016-1829	11/16/2043	2.250%	19,828	19,962	20,091
GINNIE MAE AG-2016-39	01/16/2043	2.300%	14,916	15,001	15,090
GINNIE MAE AN-2014-17	06/16/2048	2.360%	7,526	7,715	7,909
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				222,249	224,402

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:
AMERICAN HOMES 4 RENT A-2014-SFR1	06/17/2031	1.430%	3,857	3,796	3,811
BHMS MORTGAGE TRUST AFL-2014-ATL	07/05/2033	1.960%	7,500	7,394	7,390
CFCRE COMMERCIAL MORTAGE TRUST 11-C2 A2	12/15/2047	3.060%	15,145	15,157	15,202
CGGS COMMERCIAL MORTGAGE TRUST AFX-2016-RND	02/10/2033	2.760%	12,000	12,000	12,294
COLONY MULTIFAMILY MORTGAGE TRUST A-2014-1	04/20/2050	2.540%	5,155	5,150	5,148
COMM MORTGAGE TRUST 13-THL A1	06/08/2030	1.450%	4,757	4,754	4,728
DBUBS MORTGAGE TRUST 11-LC1A A1	11/10/2046	3.740%	262	263	264
DBUBS MORTGAGE TRUST 11-LC2 A1	07/10/2044	3.530%	2,417	2,427	2,529
GOLDMAN SACHS MORTGAGE SECURITIES CORP 10-C2 A1	12/10/2043	3.850%	1,274	1,279	1,328
GOLDMAN SACHS MORTGAGE SECURITIES CORP 11-GC5 A2	08/10/2044	3.000%	1,532	1,531	1,532
INVITATION HOMES TRUST A-2014-SFR1	06/17/2031	1.450%	10,359	10,139	10,199
INVITATION HOMES TRUST A-2014-SFR3	12/17/2031	1.650%	37,968	37,633	37,698
INVITATION HOMES TRUST A-2015-SFR1	03/17/2032	1.880%	11,273	11,291	11,281
INVITATION HOMES TRUST A-2015-SFR2	06/17/2032	1.800%	9,999	9,967	9,968
INVITATION HOMES TRUST A-2015-SFR3	08/17/2032	1.750%	9,869	9,816	9,810
JP MORGAN CHASE COMMERCIAL MORTGAGE 07-CB19 ASB	02/12/2049	5.870%	376	377	379
JP MORGAN CHASE COMMERCIAL MORTGAGE 10-C2 A1	11/15/2043	2.750%	153	153	153
JP MORGAN CHASE COMMERCIAL MORTGAGE 10-CNTR A1	08/05/2032	3.300%	6,216	6,240	6,380
JP MORGAN CHASE COMMERCIAL MORTGAGE 11-C5 A2	08/15/2046	3.150%	2,198	2,196	2,203
MORGAN STANLEY REREMIC TRUST 09-GG10 A4A	08/12/2045	5.990%	14,337	14,682	14,593
MORGAN STANLEY REREMIC TRUST 10-GG10 A4A	08/15/2045	6.250%	24,985	25,411	25,487
MORGAN STANLEY REREMIC TRUST 11-C3 A2	07/15/2049	3.220%	1,038	1,038	1,039
ORES NPL LLC ORESLV A-2014-LV3	03/27/2024	3.000%	3,630	3,630	3,630
RIALTO REAL ESTATE FUND LP A-2014-LT5	05/15/2024	2.850%	431	431	430
RIALTO REAL ESTATE FUND LP A-2015-LT7	12/25/2032	3.000%	9,589	9,586	9,589
UBS-CITIGROUP COMMERCIAL MORTGAGE TRUST 11-C1 AAB	01/10/2045	3.190%	9,000	9,049	9,379
VFC LLC A-2015-3	12/20/2031	2.750%	180	180	181
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:				205,570	206,625
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES				427,819	431,027

CORPORATE DEBT SECURITIES
BANKING
WASHINGTON MUTUAL BANK/HENDERS	06/15/2011	—%	1,500	—	3	C,D
TOTAL BANKING				—	3

BASIC INDUSTRY
EASTMAN CHEMICAL COMPANY	06/01/2017	2.400%	4,213	4,219	4,252
LYONDELLBASELL INDUSTRIES NV	04/15/2019	5.000%	29,615	31,587	32,055
VALE OVERSEAS LTD	01/23/2017	6.250%	10,750	10,956	10,996
TOTAL BASIC INDUSTRY				46,762	47,303

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
CAPITAL GOODS
BAE SYSTEMS PLC	10/11/2016	3.500%	4,300	4,328	4,327
GENERAL ELECTRIC CAP CORPORATION	10/17/2016	3.350%	25,000	25,127	25,193
L-3 COMMUNICATIONS CORPORATION	11/15/2016	3.950%	11,755	11,855	11,878
L-3 COMMUNICATIONS CORPORATION	05/28/2017	1.500%	8,500	8,489	8,507
LOCKHEED MARTIN CORPORATION	11/23/2018	1.850%	17,705	17,912	17,945
NORDSON CORPORATION	07/26/2017	2.270%	15,000	15,000	15,081
NORTHROP GRUMMAN CORPORATION	06/01/2018	1.750%	10,000	9,981	10,096
STERICYCLE INC	10/15/2017	3.890%	800	820	823
WASTE MANAGEMENT INC	09/01/2016	2.600%	11,954	11,963	11,981
TOTAL CAPITAL GOODS				105,475	105,831

COMMUNICATIONS
A&E TELEVISION NETWORKS LLC	08/22/2019	3.110%	5,000	5,052	5,094
AT&T INC	08/15/2016	2.400%	3,994	3,999	4,000
CC HOLDINGS GS V LLC/CROWN CAS	12/15/2017	2.380%	26,558	26,658	26,903
HIDDEN RIDGE FACILITY TRUSTEE	01/01/2022	5.650%	3,554	3,633	3,668
ORANGE SA	09/14/2016	2.750%	7,500	7,498	7,528
SCRIPPS NETWORKS INTERACTIVE I	12/15/2016	2.700%	2,016	2,029	2,031
SCRIPPS NETWORKS INTERACTIVE I	11/15/2019	2.750%	36,347	36,536	37,105
SKY PLC	02/15/2018	6.100%	6,300	6,734	6,736
SKY PLC	11/26/2022	3.130%	5,000	4,985	5,116
SKY PLC	09/16/2019	2.630%	11,805	11,884	12,011
VODAFONE GROUP PLC	02/27/2017	5.630%	5,300	5,448	5,449
TOTAL COMMUNICATIONS				114,456	115,641

CONSUMER CYCLICAL
AUTOLIV ASP INC	04/23/2019	2.840%	5,000	5,000	5,130
CABELAS	08/04/2020	3.230%	8,000	8,000	8,094
CVS HEALTH CORP	06/01/2017	5.750%	7,500	7,791	7,821
CVS HEALTH CORP	07/20/2018	1.900%	10,000	10,030	10,151
TOTAL CONSUMER CYCLICAL				30,821	31,196

CONSUMER NON CYCLICAL
ABBVIE INC	05/14/2018	1.800%	34,500	34,487	34,742
ACTAVIS FUNDING SCS	03/12/2018	2.350%	20,400	20,469	20,678
ACTAVIS FUNDING SCS	03/12/2020	3.000%	1,465	1,499	1,511
ANHEUSER-BUSCH INBEV FINANCE I	01/17/2018	1.250%	37,180	36,874	37,216
BECTON DICKINSON AND COMPANY	12/15/2019	2.670%	24,067	24,287	24,754
CLOROX COMPANY -THE-	10/15/2017	5.950%	22,560	23,810	23,982
CONAGRA FOODS INC	01/25/2018	1.900%	19,375	19,403	19,528
DIAGEO CAPITAL PLC	05/11/2017	1.500%	31,885	31,932	32,020
ESSILOR INTERNATIONAL SA	03/15/2017	2.650%	7,500	7,500	7,553

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
ESSILOR INTERNATIONAL SA	05/04/2017	1.840%	15,000	15,007	15,021
GENERAL MILLS INC	10/20/2017	1.400%	30,000	29,998	30,165
INTERNATIONAL FLAVORS & FRAGRANCE	07/12/2016	6.140%	4,000	4,005	4,006
THE JM SMUCKER COMPANY	03/15/2018	1.750%	23,803	23,794	23,990
THE JM SMUCKER COMPANY	03/15/2020	2.500%	9,231	9,257	9,521
KELLOGG COMPANY	11/17/2016	1.880%	5,000	5,016	5,020
MARS INC	10/11/2017	2.190%	35,000	35,000	35,178
MOLSON COORS BREWING CO	07/15/2019	1.450%	6,000	5,997	6,015
SODEXO INC	03/04/2019	2.710%	10,000	10,000	10,179
SYSCO CORP	04/01/2019	1.900%	32,240	32,370	32,628
TYSON FOODS INC	08/15/2019	2.650%	38,879	39,114	39,942
WM WRIGLEY JR CO	10/21/2016	1.400%	15,960	15,973	15,984
WM WRIGLEY JR CO	10/20/2017	2.000%	7,746	7,803	7,828
TOTAL CONSUMER NON CYCLICAL				433,595	437,461

ELECTRIC
AEP TEXAS CENTRAL CO	04/30/2019	2.610%	8,000	8,000	8,125
AMERICAN ELECTRIC POWER COMPANY	12/15/2017	1.650%	7,724	7,732	7,746
ARIZONA PUBLIC SERVICE CO	08/01/2016	6.250%	1,505	1,511	1,511
CENTERPOINT ENERGY INC	02/01/2017	5.950%	19,910	20,436	20,404
DOMINION RESOURCES INC/VA	09/15/2017	1.400%	2,480	2,479	2,477
DOMINION RESOURCES INC/VA	03/15/2017	1.250%	5,485	5,478	5,491
DOMINION RESOURCES INC/VA	06/15/2018	1.900%	13,810	13,809	13,875
DOMINION RESOURCES INC/VA	02/15/2018	2.130%	15,000	14,996	15,149
DUKE ENERGY CORP	08/15/2017	1.630%	9,365	9,388	9,412
ELECTRIC TRANSMISSION TEXAS LLC	06/28/2018	3.690%	25,000	25,670	25,783
EMERA US FINANCE LP	06/15/2019	2.150%	6,520	6,518	6,601
EVERSOURCE ENERGY	05/01/2018	1.450%	28,830	28,595	28,870
EVERSOURCE ENERGY	01/15/2018	1.600%	8,025	8,022	8,073
NEXTERA ENERGY CAPITAL HOLDING	06/01/2017	1.590%	5,770	5,770	5,784
NEXTERA ENERGY CAPITAL HOLDING	09/01/2017	2.060%	20,000	20,039	20,141
NORTHERN STATES POWER COMPANY	08/15/2020	2.200%	14,835	14,809	15,334
ONCOR ELECTRIC DELIVERY COMPANY	09/30/2017	5.000%	3,795	3,951	3,963
ONCOR ELECTRIC DELIVERY COMPANY	06/01/2019	2.150%	13,335	13,418	13,551
PG&E CORP	03/01/2019	2.400%	37,922	38,213	38,666
PPL CAPITAL FUNDING INC	06/01/2018	1.900%	29,901	29,876	30,007
TRANSALTA CORPORATION	05/15/2018	6.900%	2,660	2,616	2,734
TRANSALTA CORPORATION	06/03/2017	1.900%	33,942	33,715	33,658
WEC ENERGY GROUP INC	06/15/2018	1.650%	9,225	9,214	9,307
XCEL ENERGY INC	06/01/2017	1.200%	7,000	6,998	7,004
TOTAL ELECTRIC				331,253	333,666

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
ENERGY
CANADIAN NATURAL RESOURCES LTD	08/15/2016	6.000%	3,145	3,164	3,157
CANADIAN NATURAL RESOURCES LTD	05/15/2017	5.700%	29,200	30,175	30,040
CENOVUS ENERGY INC	10/15/2019	5.700%	8,558	8,758	9,052
CHEVRON CORP	11/16/2018	1.790%	25,000	25,000	25,335
COLUMBIA PIPELINE GROUP INC	06/01/2018	2.450%	20,500	20,592	20,566
ENTERPRISE PRODUCTS OPERATING	10/15/2019	2.550%	14,500	14,578	14,900
HESS CORPORATION	06/15/2017	1.300%	1,825	1,819	1,813
KERN RIVER FDG CORP	04/30/2018	4.890%	7,702	8,038	8,010
NOBLE HOLDING INTERNATIONAL	03/15/2017	2.500%	5,000	5,021	4,944
PANHANDLE EASTERN PIPE LINE CO	11/01/2017	6.200%	10,000	10,551	10,402
PHILLIPS 66	05/01/2017	2.950%	17,360	17,604	17,614
SOUTHERN NATURAL GAS CO LLC	04/01/2017	5.900%	3,296	3,403	3,384
TRANSCANADA PIPELINES LTD	11/09/2017	1.630%	33,500	33,491	33,580
TOTAL ENERGY				182,194	182,797

NATURAL GAS
CENTERPOINT ENERGY RESOURCES	11/01/2017	6.130%	12,153	12,842	12,873
SEMPRA ENERGY	04/01/2017	2.300%	29,735	29,931	29,981
SEMPRA ENERGY	03/15/2020	2.400%	8,565	8,545	8,743
TOTAL NATURAL GAS				51,318	51,597

INSURANCE
AETNA INC	06/07/2019	1.900%	9,865	9,858	9,993
TOTAL INSURANCE				9,858	9,993

TECHNOLOGY
CISCO SYSTEMS INC	06/15/2018	1.650%	20,000	19,998	20,260
HEWLETT PACKARD ENTERPRISE CO	10/05/2018	2.850%	10,000	10,000	10,241
SAP SE	10/14/2017	2.950%	3,000	3,035	3,046
SAP SE	11/15/2017	2.130%	10,000	10,000	10,051
TOTAL TECHNOLOGY				43,033	43,598

TRANSPORTATION
CSX CORP	03/15/2018	6.250%	13,197	14,205	14,284
ERAC USA FINANCE LLC	10/15/2017	6.380%	19,708	20,847	20,901
ERAC USA FINANCE LLC	03/15/2017	2.750%	3,694	3,729	3,731
ERAC USA FINANCE LLC	11/01/2018	2.800%	12,880	13,067	13,148
NORFOLK SOUTHERN CORPORATION	04/01/2018	5.750%	25,850	27,569	27,839
UNION PACIFIC CORPORATION	08/15/2018	5.700%	1,000	1,089	1,092
TOTAL TRANSPORTATION				80,506	80,995
TOTAL CORPORATE DEBT SECURITIES				1,429,271	1,440,081

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
STRUCTURED SECURITIES
MERRILL LYNCH ELLIOTT & PAIGE	02/23/2010	—%	11,000	—	—	C,D
TOTAL STRUCTURED SECURITIES				—	—

TOTAL FIXED MATURITIES				5,281,700	5,277,898

COMMON STOCKS
BUILDING PRODUCTS
CONTECH ENGINEERED SOLUTIONS			13	296	582	D
TOTAL BUILDING PRODUCTS				296	582

CHEMICALS
LYONDELLBASELL INDUSTRIES			16	82	1,205
TOTAL CHEMICALS				82	1,205

CONGLOMERATES/DIVERSIFIED MFG
DAYCO LLC			10	115	244	D
TOTAL CONGLOMERATES/DIVERSIFIED MFG				115	244

ELECTRONIC/INFO/DATATECH
HIBU GROUP 2013 LTD			210	—	—	D
TOTAL ECLECTRONIC/INFO/DATATECH				—	—

GAMING
HERBST GAMING INC			9	87	120	D
TROPICANA ENTERTAINMENT LLC			4	—	73	D
TOTAL GAMING				87	193

LEISURE
MGM HOLDINGS II INC			37	715	2,931	C,D
TOTAL LEISURE				715	2,931

MEDIA
CENGAGE LEARNING INC			4	128	85	D
MEDIANEWS GRP INC			3	41	89	D
TRIBUNE MEDIA COMPANY			13	576	502
TOTAL MEDIA				745	676

METALS/MINING
ALERIS INTERNATIONAL INC			5	184	151	D
TOTAL METALS/MINING				184	151

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
PUBLISHING
TRIBUNE PUBLISHING CO			2	1	26
TOTAL PUBLISHING				1	26

TELECOMMUNICATIONS
HAWAIIAN TELCOM HOLDCO INC			3	48	70	C,D
TOTAL TELECOMMUNICATIONS				48	70

TOTAL COMMON STOCKS				2,273	6,078

SYNDICATED LOANS
BASIC INDUSTRY
AI CHEM & CY SCA	10/03/2019	4.500%	653	652	652
AI CHEM & CY SCA	10/03/2019	4.500%	339	338	338
AXALTA COATING SYSTEMS	02/01/2020	3.750%	899	897	897
CELANESE US HOLDINGS LLC	10/31/2018	2.720%	696	696	696
CHEMOURS COMPANY	05/12/2022	3.750%	99	99	99
FLINT GROUP	09/07/2021	4.500%	541	539	539
FLINT GROUP	09/07/2021	4.500%	89	89	89
FMG RESOURCES	06/30/2019	4.250%	748	745	745
HUNTSMAN INTERNATIONAL LLC	04/19/2019	3.540%	1,568	1,565	1,565
INEOS US FINANCE LLC	12/15/2020	3.750%	992	985	985
MACDERMID INCORPORATED	06/07/2020	5.500%	992	987	987
MINERALS TECH INC.	05/10/2021	3.750%	82	82	82
NEXEO SOLUTIONS LLC	05/17/2023	0.700%	725	721	721
POLYONE CORP	11/12/2022	0.630%	125	124	124
TRONOX PIGMENTS	03/19/2020	4.500%	985	979	979
UNIVAR INC	07/01/2022	4.250%	995	988	988
TOTAL BASIC INDUSTRY				10,486	10,486

BROKERAGE
LPL HOLDINGS	03/29/2019	3.250%	728	723	723
TOTAL BROKERAGE				723	723

CAPITAL GOODS
ABACUS INNOVATIONS CORP	06/09/2023	0.680%	125	125	125
ACCUDYNE INDUSTRIES	12/13/2019	4.000%	949	939	939
ADVANCED DISPOSAL SERVICES INC	10/09/2019	3.750%	1,000	997	997
ALLNEX USA INC	06/06/2023	0.730%	185	184	184
ALLNEX USA INC	06/06/2023	0.730%	140	139	139
B/E AEROSPACE INC	12/16/2021	3.750%	141	140	140
BERRY PLASTICS CORP	02/08/2020	3.500%	982	971	971

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
BERRY PLASTICS GROUP INC	01/06/2021	0.660%	2,024	2,003	2,003
BWAY HOLDINGS	08/14/2020	5.500%	990	989	989
CROSBY US ACQUISITION CORP	11/23/2020	4.000%	982	980	980
EWT HOLDINGS III CORP	01/15/2021	4.750%	992	992	992
HUSKY INJECTION MOLDING SYSTEM	06/30/2021	4.250%	996	984	984
IMG WORLDWIDE INC	05/06/2021	5.250%	985	978	978
NORTEK INC	10/30/2020	3.500%	992	984	984
PROLAMPAC INTERMEDIATE INC	08/18/2022	5.750%	349	343	343
REYNOLDS GROUP HOLDINGS INC	12/01/2018	4.500%	970	969	969
TRANSDIGM INC TERM LOAN	06/08/2023	0.690%	876	873	873
WASTE IND INC. TERM LOAN	02/27/2020	4.250%	248	247	247
WCA WASTE TERM LOAN	03/23/2018	4.000%	722	722	722
WESCO AIRCRAFT	02/28/2021	3.250%	1,637	1,617	1,617
TOTAL CAPITAL GOODS				16,176	16,176

COMMUNICATIONS
ARRIS GROUP INC	04/17/2020	3.500%	1,000	1,000	1,000
CHARTER COMMUN HLDGS LLC	01/03/2021	3.000%	1,294	1,278	1,278
CSC HLDGS LLC	10/09/2022	5.000%	400	395	395
DEX ONE CORP	12/31/2016	—%	269	223	223
ENTRAVISION COMMUNICATIONS CORPORATION	05/31/2020	3.500%	933	926	926
HUBBARD RADIO LLC	05/27/2022	4.250%	203	202	202
INTELSAT HOLDINGS	06/30/2019	3.750%	1,000	989	989
MEDIA GENERAL INC	07/31/2020	4.000%	984	980	980
MEDIACOM COMMUNICATIONS CORPORATION	03/31/2018	2.920%	992	985	985
NATIONAL CINEMEDIA LLC	11/26/2019	3.210%	1,000	984	984
NIELSEN FINANCE LLC	04/15/2021	3.450%	743	743	743
SALEM MEDIA GROUP INC	03/13/2020	4.500%	994	990	990
SINCLAIR TELEVISION GROUP INC	04/09/2020	3.000%	985	973	973
SONIFI SOLUTIONS INC	03/28/2018	6.750%	323	289	289
SOUTHWIRE CO	02/10/2021	3.000%	969	958	958
SUPERMEDIA INC	12/30/2016	—%	174	153	153
T-MOBILE USA INC	11/09/2022	3.500%	998	997	997
TRIBUNE MEDIA COMPANY	12/27/2020	3.750%	1,267	1,265	1,265
UNIVISION COMMUNICATIONS INC	03/01/2020	4.000%	989	982	982
WINDSTREAM CORP	08/08/2019	3.500%	985	976	976
YELL FINANCE LTD	03/03/2019	5.650%	81	70	70
YELL FINANCE LTD	03/01/2024	—%	555	—	—	D
TOTAL COMMUNICATIONS				16,358	16,358

CONSUMER CYCLICAL
ACADEMY LTD	07/01/2022	5.000%	1,008	1,005	1,005

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
AFFINITY GAMING LLC	06/17/2023	0.700%	325	323	323
ALLISON TRANSMISSION INC	08/23/2019	3.500%	992	991	991
AMC ENTERTAINMENT INC	12/15/2022	4.000%	992	991	991
BASS PRO GROUP LLC	06/05/2020	4.000%	149	148	148
BURGER KING CORP	12/10/2021	3.750%	992	991	991
CREATIVE ARTISTS AGENCY LLC	12/17/2021	5.500%	694	693	693
DOLLAR TREE INC	07/06/2022	3.500%	256	256	256
FCA US LLC	12/31/2018	3.250%	583	581	581
GATES GLOBAL LLC	07/06/2021	4.250%	978	953	953
HILTON WORLDWIDE FINANCE LLC	10/26/2020	3.500%	977	973	973
HUDSONS BAY CO	09/30/2022	4.750%	69	69	69
KASIMA LLC	05/17/2021	3.250%	849	842	842
LAS VEGAS SANDS LLC	12/19/2020	3.250%	546	537	537
MICHAELS STORES INC	01/28/2020	3.750%	992	991	991
THE NEIMAN MARCUS GROUP LLC	10/25/2020	4.250%	992	983	983
PARTY CITY HOLDINGS INC	08/05/2022	4.250%	199	199	199
PENN NTL GAMING INC	10/30/2020	3.250%	982	978	978
PETSMART INC	03/11/2022	4.250%	992	992	992
PVH CORP	02/13/2019	1.950%	425	424	424
REGAL CINEMAS CORP	04/01/2022	0.650%	985	981	981
SERVICEMASTER COMPANY LLC	07/01/2021	4.250%	992	988	988
SIX FLAGS THEME PARKS INC	06/30/2022	3.500%	172	171	171
YUM! BRANDS INC	06/02/2023	0.710%	175	174	174
ZUFFA	02/25/2020	3.750%	992	985	985
TOTAL CONSUMER CYCLICAL				17,219	17,219

CONSUMER NON CYCLICAL
ALBERTSONS INVESTOR HOLDINGS LLC	06/01/2023	0.710%	400	399	399
ADVENT INTERNATIONAL CORP	10/01/2019	4.250%	1,000	998	998
ARAMARK	02/24/2021	3.250%	732	730	730
CATALENT INC	05/20/2021	4.250%	667	663	663
ENDO INTERNATIONAL PLC	09/26/2022	3.750%	125	124	124
GRIFOLS SA	02/27/2021	3.450%	982	978	978
HCA HOLDINGS INC	05/01/2018	3.380%	1,154	1,153	1,153
JBS SA	09/18/2020	3.750%	985	974	974
MALLINCKRODT PLC	03/19/2021	3.250%	982	981	981
JAGUAR HOLDING COMPANY	08/18/2022	4.250%	993	988	988
PINNACLE FOODS INC	04/29/2020	3.250%	1,000	997	997
PRESTIGE BRANDS HOLDINGS INC	09/03/2021	3.500%	915	911	911
QUORUM HEALTH CORP	03/29/2022	6.750%	150	147	147
ROYALTY PHARMA INVESTMENTS	11/09/2020	3.500%	371	371	371
TEAM HEALTH HOLDINGS INC	11/23/2022	0.680%	249	247	247
US FOODS HOLDING CORP	06/27/2023	0.670%	1,477	1,472	1,472

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
VALEANT PHARMACEUTICALS INTERNATIONAL INC	04/01/2022	5.000%	955	949	949
VARSITY BRANDS INC	12/11/2021	5.000%	123	122	122
TOTAL CONSUMER NON CYCLICAL				13,204	13,204

ELECTRIC
ASTORIA PROJECT PARTNERS	12/24/2021	5.000%	237	234	234
DYNEGY INC	04/23/2020	4.000%	992	987	987
TEXAS ENERGY FUTURE HOLDINGS LP	09/30/2016	—%	1,883	1,859	1,859
VIVA ALAMO LLC	02/22/2021	5.250%	270	268	268
WINDSOR FINANCING LLC	12/05/2017	6.250%	917	922	922
TOTAL ELECTRIC				4,270	4,270

ENERGY
RHODE ISLAND STATE ENERGY CENTER	12/19/2022	5.750%	200	197	197
TOTAL ENERGY				197	197

FINANCE COMPANY
ISTAR INC	07/01/2020	0.720%	900	891	891
TOTAL FINANCE COMPANY				891	891

INSURANCE
NEW ASURION CORPORATION	08/04/2022	5.000%	296	294	294
HOCKEY PARENT HOLDINGS LP	10/02/2020	4.000%	992	981	981
TOTAL INSURANCE				1,275	1,275

OTHER INDUSTRY
BELDEN INC	10/03/2020	3.410%	982	982	982
MUELLER WATER PRODUCTS INC	11/24/2021	4.000%	992	992	992
TOTAL OTHER INDUSTRY				1,974	1,974

OTHER UTILITY
LS POWER DEVELOPMENT LLC	11/09/2020	5.000%	924	921	921
TOTAL OTHER UTILITY				921	921

REITS
DTZ INVESTMENT HOLDINGS LP	11/04/2021	0.660%	1,216	1,207	1,207
TOTAL REITS				1,207	1,207

TECHNOLOGY
AVAGO TECHNOLOGIES LTD	02/01/2023	4.250%	898	886	886
CSRA INC	11/28/2022	3.750%	200	199	199
DENALI HOLDING INC	10/29/2018	3.750%	665	665	665
DENALI HOLDING INC	06/02/2023	0.720%	575	572	572

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
NEW OMAHA HOLDINGS LP	07/08/2022	4.190%	1,000	998	998
MICROSEMI CORPORATION	01/15/2023	0.660%	50	50	50
MICROSEMI CORPORATION	01/15/2023	5.250%	141	137	137
NXP SEMICONDUCTORS	12/07/2020	3.750%	174	173	173
RIVERBED HOLDINGS INC	04/24/2022	0.700%	200	200	200
SABRE HOLDINGS CORPORATION	09/28/2020	4.000%	1,000	998	998
SABRE HOLDINGS CORPORATION	02/19/2019	4.000%	993	991	991
SCIENCE APPLICATIONS INTERNATIONAL CORP	05/04/2022	3.750%	1,035	1,034	1,034
TTM TECHNOLOGIES INC	05/31/2021	6.000%	89	86	86
WESTERN DIGITAL CORPORATION	04/28/2023	6.250%	300	291	291
TOTAL TECHNOLOGY				7,280	7,280

TRANSPORTATION
AMERICAN AIRLINES GROUP INC	06/27/2020	3.250%	980	977	977
DELTA AIR LINES INC	10/18/2018	3.250%	985	975	975
HERTZ GLOBAL HOLDINGS INC	06/30/2023	0.680%	175	181	181
HERTZ GLOBAL HOLDINGS INC	03/11/2018	3.000%	982	975	975
TOTAL TRANSPORTATION				3,108	3,108

TOTAL SYNDICATED LOANS BEFORE ALLOWANCE FOR LOSSES				95,289	95,289
ALLOWANCE FOR LOAN LOSSES				(1,623)	(1,623)
TOTAL SYNDICATED LOANS, NET				93,666	93,666

DERIVATIVES
PURCHASED OPTIONS
WELLS FARGO BANK NA	07/05/2016		—	99	99
BNP PARIBAS SA	07/12/2016		—	59	59
WELLS FARGO BANK NA	07/19/2016		—	59	59
WELLS FARGO BANK NA	07/26/2016		—	124	124
WELLS FARGO BANK NA	08/02/2016		—	141	141
BNP PARIBAS SA	08/09/2016		—	168	168
BNP PARIBAS SA	08/16/2016		—	178	178
WELLS FARGO BANK NA	08/23/2016		—	1,093	1,093
WELLS FARGO BANK NA	08/22/2017		—	115	115
WELLS FARGO BANK NA	08/21/2018		—	163	163
BNP PARIBAS SA	08/30/2016		—	957	957
BNP PARIBAS SA	08/29/2017		—	76	76
BNP PARIBAS SA	08/28/2018		—	89	89
BNP PARIBAS SA	09/06/2016		—	666	666
WELLS FARGO BANK NA	09/13/2016		—	597	597
WELLS FARGO BANK NA	09/20/2016		—	781	781
BNP PARIBAS SA	09/27/2016		—	1,009	1,009

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
WELLS FARGO BANK NA	10/04/2016		—	617	617
BNP PARIBAS SA	10/11/2016		—	555	555
WELLS FARGO BANK NA	10/18/2016		—	451	451
BNP PARIBAS SA	10/25/2016		—	328	328
BNP PARIBAS SA	10/23/2018		—	64	64
BNP PARIBAS SA	11/01/2016		—	252	252
WELLS FARGO BANK NA	11/08/2016		—	292	292
WELLS FARGO BANK NA	11/15/2016		—	386	386
WELLS FARGO BANK NA	11/22/2016		—	309	309
WELLS FARGO BANK NA	11/29/2016		—	255	255
BNP PARIBAS SA	12/06/2016		—	341	341
WELLS FARGO BANK NA	12/13/2016		—	497	497
WELLS FARGO BANK NA	12/11/2018		—	92	92
BNP PARIBAS SA	12/20/2016		—	491	491
WELLS FARGO BANK NA	12/27/2016		—	393	393
WELLS FARGO BANK NA	01/03/2017		—	580	580
WELLS FARGO BANK NA	01/10/2017		—	851	851
WELLS FARGO BANK NA	01/17/2017		—	959	959
WELLS FARGO BANK NA	01/16/2018		—	59	59
WELLS FARGO BANK NA	01/15/2019		—	99	99
WELLS FARGO BANK NA	01/24/2017		—	1,119	1,119
WELLS FARGO BANK NA	01/23/2018		—	84	84
WELLS FARGO BANK NA	01/31/2017		—	968	968
WELLS FARGO BANK NA	01/29/2019		—	96	96
WELLS FARGO BANK NA	02/07/2017		—	1,477	1,477
WELLS FARGO BANK NA	02/14/2017		—	1,208	1,208
WELLS FARGO BANK NA	02/21/2017		—	1,050	1,050
WELLS FARGO BANK NA	02/20/2018		—	109	109
WELLS FARGO BANK NA	02/28/2017		—	784	784
WELLS FARGO BANK NA	03/07/2017		—	805	805
WELLS FARGO BANK NA	03/14/2017		—	649	649
WELLS FARGO BANK NA	03/21/2017		—	603	603
WELLS FARGO BANK NA	03/28/2017		—	675	675
WELLS FARGO BANK NA	03/27/2018		—	58	58
WELLS FARGO BANK NA	03/26/2019		—	118	118
WELLS FARGO BANK NA	04/04/2017		—	557	557
WELLS FARGO BANK NA	04/11/2017		—	586	586
WELLS FARGO BANK NA	04/09/2019		—	23	23
WELLS FARGO BANK NA	04/18/2017		—	464	464
WELLS FARGO BANK NA	04/17/2018		—	17	17
WELLS FARGO BANK NA	04/16/2019		—	43	43
WELLS FARGO BANK NA	04/25/2017		—	480	480

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
WELLS FARGO BANK NA	04/24/2018		—	18	18
WELLS FARGO BANK NA	04/23/2019		—	22	22
WELLS FARGO BANK NA	05/02/2017		—	544	544
WELLS FARGO BANK NA	05/01/2018		—	39	39
WELLS FARGO BANK NA	04/30/2019		—	47	47
BNP PARIBAS SA	05/09/2017		—	471	471
BNP PARIBAS SA	05/08/2018		—	18	18
BNP PARIBAS SA	05/07/2019		—	23	23
WELLS FARGO BANK NA	05/16/2017		—	675	675
WELLS FARGO BANK NA	05/15/2018		—	41	41
WELLS FARGO BANK NA	05/14/2019		—	25	25
WELLS FARGO BANK NA	05/23/2017		—	563	563
WELLS FARGO BANK NA	05/21/2019		—	23	23
WELLS FARGO BANK NA	05/30/2017		—	531	531
WELLS FARGO BANK NA	06/06/2017		—	500	500
WELLS FARGO BANK NA	06/05/2018		—	17	17
WELLS FARGO BANK NA	06/04/2019		—	43	43
WELLS FARGO BANK NA	06/13/2017		—	551	551
WELLS FARGO BANK NA	06/12/2018		—	19	19
WELLS FARGO BANK NA	06/11/2019		—	47	47
BNP PARIBAS SA	06/20/2017		—	537	537
BNP PARIBAS SA	06/19/2018		—	18	18
BNP PARIBAS SA	06/18/2019		—	46	46
BNP PARIBAS SA	06/27/2017		—	735	735
BNP PARIBAS SA	06/26/2018		—	22	22
BNP PARIBAS SA	06/25/2019		—	26	26
TOTAL PURCHASED OPTIONS				31,819	31,819

WRITTEN OPTIONS
WELLS FARGO BANK NA	07/05/2016		—	(29)	(29)
WELLS FARGO BANK NA	07/05/2016		—	—	—
BNP PARIBAS SA	07/12/2016		—	(19)	(19)
BNP PARIBAS SA	07/12/2016		—	—	—
WELLS FARGO BANK NA	07/19/2016		—	(23)	(23)
WELLS FARGO BANK NA	07/19/2016		—	—	—
WELLS FARGO BANK NA	07/26/2016		—	(65)	(65)
WELLS FARGO BANK NA	07/26/2016		—	—	—
WELLS FARGO BANK NA	08/02/2016		—	(79)	(79)
WELLS FARGO BANK NA	08/02/2016		—	—	—
BNP PARIBAS SA	08/09/2016		—	(100)	(100)
BNP PARIBAS SA	08/09/2016		—	(1)	(1)
BNP PARIBAS SA	08/16/2016		—	(112)	(112)

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
BNP PARIBAS SA	08/16/2016		—	(1)	(1)
WELLS FARGO BANK NA	08/23/2016		—	(949)	(949)
WELLS FARGO BANK NA	08/23/2016		—	(14)	(14)
WELLS FARGO BANK NA	08/22/2017		—	(96)	(96)
WELLS FARGO BANK NA	08/21/2018		—	(119)	(119)
BNP PARIBAS SA	08/30/2016		—	(810)	(810)
BNP PARIBAS SA	08/30/2016		—	(11)	(11)
BNP PARIBAS SA	08/29/2017		—	(63)	(63)
BNP PARIBAS SA	08/28/2018		—	(63)	(63)
BNP PARIBAS SA	09/06/2016		—	(540)	(540)
BNP PARIBAS SA	09/06/2016		—	(7)	(7)
WELLS FARGO BANK NA	09/13/2016		—	(478)	(478)
WELLS FARGO BANK NA	09/13/2016		—	(6)	(6)
WELLS FARGO BANK NA	09/20/2016		—	(635)	(635)
WELLS FARGO BANK NA	09/20/2016		—	(17)	(17)
BNP PARIBAS SA	09/27/2016		—	(872)	(872)
BNP PARIBAS SA	09/27/2016		—	(13)	(13)
WELLS FARGO BANK NA	10/04/2016		—	(502)	(502)
WELLS FARGO BANK NA	10/04/2016		—	(7)	(7)
BNP PARIBAS SA	10/11/2016		—	(444)	(444)
BNP PARIBAS SA	10/11/2016		—	(5)	(5)
WELLS FARGO BANK NA	10/18/2016		—	(352)	(352)
WELLS FARGO BANK NA	10/18/2016		—	(4)	(4)
BNP PARIBAS SA	10/25/2016		—	(243)	(243)
BNP PARIBAS SA	10/25/2016		—	(3)	(3)
BNP PARIBAS SA	10/23/2018		—	(41)	(41)
BNP PARIBAS SA	11/01/2016		—	(181)	(181)
BNP PARIBAS SA	11/01/2016		—	(2)	(2)
WELLS FARGO BANK NA	11/08/2016		—	(217)	(217)
WELLS FARGO BANK NA	11/08/2016		—	(3)	(3)
WELLS FARGO BANK NA	11/15/2016		—	(305)	(305)
WELLS FARGO BANK NA	11/15/2016		—	(4)	(4)
WELLS FARGO BANK NA	11/22/2016		—	(237)	(237)
WELLS FARGO BANK NA	11/22/2016		—	(3)	(3)
WELLS FARGO BANK NA	11/29/2016		—	(191)	(191)
WELLS FARGO BANK NA	11/29/2016		—	(3)	(3)
BNP PARIBAS SA	12/06/2016		—	(268)	(268)
BNP PARIBAS SA	12/06/2016		—	(4)	(4)
WELLS FARGO BANK NA	12/13/2016		—	(401)	(401)
WELLS FARGO BANK NA	12/13/2016		—	(5)	(5)
WELLS FARGO BANK NA	12/11/2018		—	(46)	(46)
WELLS FARGO BANK NA	12/11/2018		—	(4)	(4)

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
BNP PARIBAS SA	12/20/2016		—	(398)	(398)
BNP PARIBAS SA	12/20/2016		—	(6)	(6)
WELLS FARGO BANK NA	12/27/2016		—	(310)	(310)
WELLS FARGO BANK NA	12/27/2016		—	(4)	(4)
WELLS FARGO BANK NA	01/03/2017		—	(481)	(481)
WELLS FARGO BANK NA	01/03/2017		—	(7)	(7)
WELLS FARGO BANK NA	01/10/2017		—	(737)	(737)
WELLS FARGO BANK NA	01/10/2017		—	(12)	(12)
WELLS FARGO BANK NA	01/17/2017		—	(817)	(817)
WELLS FARGO BANK NA	01/17/2017		—	(14)	(14)
WELLS FARGO BANK NA	01/16/2018		—	(48)	(48)
WELLS FARGO BANK NA	01/15/2019		—	(71)	(71)
WELLS FARGO BANK NA	01/24/2017		—	(951)	(951)
WELLS FARGO BANK NA	01/24/2017		—	(13)	(13)
WELLS FARGO BANK NA	01/23/2018		—	(68)	(68)
WELLS FARGO BANK NA	01/31/2017		—	(821)	(821)
WELLS FARGO BANK NA	01/31/2017		—	(13)	(13)
WELLS FARGO BANK NA	01/29/2019		—	(68)	(68)
WELLS FARGO BANK NA	02/07/2017		—	(1,288)	(1,288)
WELLS FARGO BANK NA	02/07/2017		—	(17)	(17)
WELLS FARGO BANK NA	02/14/2017		—	(1,040)	(1,040)
WELLS FARGO BANK NA	02/14/2017		—	(14)	(14)
WELLS FARGO BANK NA	02/21/2017		—	(896)	(896)
WELLS FARGO BANK NA	02/21/2017		—	(13)	(13)
WELLS FARGO BANK NA	02/20/2018		—	(88)	(88)
WELLS FARGO BANK NA	02/28/2017		—	(648)	(648)
WELLS FARGO BANK NA	02/28/2017		—	(9)	(9)
WELLS FARGO BANK NA	03/07/2017		—	(666)	(666)
WELLS FARGO BANK NA	03/07/2017		—	(9)	(9)
WELLS FARGO BANK NA	03/14/2017		—	(528)	(528)
WELLS FARGO BANK NA	03/14/2017		—	(7)	(7)
WELLS FARGO BANK NA	03/21/2017		—	(480)	(480)
WELLS FARGO BANK NA	03/21/2017		—	(6)	(6)
WELLS FARGO BANK NA	03/28/2017		—	(528)	(528)
WELLS FARGO BANK NA	03/28/2017		—	(11)	(11)
WELLS FARGO BANK NA	03/27/2018		—	(44)	(44)
WELLS FARGO BANK NA	03/26/2019		—	(77)	(77)
WELLS FARGO BANK NA	04/04/2017		—	(445)	(445)
WELLS FARGO BANK NA	04/04/2017		—	(6)	(6)
WELLS FARGO BANK NA	04/11/2017		—	(465)	(465)
WELLS FARGO BANK NA	04/11/2017		—	(6)	(6)
WELLS FARGO BANK NA	04/09/2019		—	(15)	(15)

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
WELLS FARGO BANK NA	04/18/2017		—	(358)	(358)
WELLS FARGO BANK NA	04/18/2017		—	(4)	(4)
WELLS FARGO BANK NA	04/17/2018		—	(13)	(13)
WELLS FARGO BANK NA	04/16/2019		—	(27)	(27)
WELLS FARGO BANK NA	04/25/2017		—	(373)	(373)
WELLS FARGO BANK NA	04/25/2017		—	(5)	(5)
WELLS FARGO BANK NA	04/24/2018		—	(13)	(13)
WELLS FARGO BANK NA	04/23/2019		—	(14)	(14)
WELLS FARGO BANK NA	05/02/2017		—	(433)	(433)
WELLS FARGO BANK NA	05/02/2017		—	(6)	(6)
WELLS FARGO BANK NA	05/01/2018		—	(29)	(29)
WELLS FARGO BANK NA	04/30/2019		—	(31)	(31)
BNP PARIBAS SA	05/09/2017		—	(369)	(369)
BNP PARIBAS SA	05/09/2017		—	(5)	(5)
BNP PARIBAS SA	05/08/2018		—	(14)	(14)
BNP PARIBAS SA	05/07/2019		—	(15)	(15)
WELLS FARGO BANK NA	05/16/2017		—	(556)	(556)
WELLS FARGO BANK NA	05/16/2017		—	(8)	(8)
WELLS FARGO BANK NA	05/15/2018		—	(31)	(31)
WELLS FARGO BANK NA	05/14/2019		—	(16)	(16)
WELLS FARGO BANK NA	05/21/2019		—	(15)	(15)
WELLS FARGO BANK NA	05/23/2017		—	(454)	(454)
WELLS FARGO BANK NA	05/23/2017		—	(6)	(6)
WELLS FARGO BANK NA	05/30/2017		—	(423)	(423)
WELLS FARGO BANK NA	05/30/2017		—	(5)	(5)
WELLS FARGO BANK NA	06/06/2017		—	(396)	(396)
WELLS FARGO BANK NA	06/06/2017		—	(5)	(5)
WELLS FARGO BANK NA	06/05/2018		—	(13)	(13)
WELLS FARGO BANK NA	06/04/2019		—	(28)	(28)
WELLS FARGO BANK NA	06/13/2017		—	(446)	(446)
WELLS FARGO BANK NA	06/13/2017		—	(7)	(7)
WELLS FARGO BANK NA	06/12/2018		—	(15)	(15)
WELLS FARGO BANK NA	06/11/2019		—	(31)	(31)
BNP PARIBAS SA	06/20/2017		—	(455)	(455)
BNP PARIBAS SA	06/20/2017		—	(8)	(8)
BNP PARIBAS SA	06/19/2018		—	(15)	(15)
BNP PARIBAS SA	06/18/2019		—	(34)	(34)
BNP PARIBAS SA	06/25/2019		—	(18)	(18)
BNP PARIBAS SA	06/26/2018		—	(18)	(18)
BNP PARIBAS SA	06/27/2017		—	(11)	(11)
BNP PARIBAS SA	06/27/2017		—	(636)	(636)
TOTAL WRITTEN OPTIONS				(26,101)	(26,101)

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS			PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
As of June 30, 2016 (in 000's)	MATURITY DATE	COUPON RATE
ISSUER
FUTURES
S&P 500 EMINI FUT SEPTEMBER 2016	09/30/2016		—	16	16
TOTAL FUTURES				16	16

NONPERFORMANCE RISK ADJUSTMENTS
NONPERFORMANCE RISK ADJUSTMENT			—	(6)	(6)
TOTAL NONPERFORMANCE RISK ADJUSTMENT				(6)	(6)

TOTAL DERIVATIVES - NET				5,728	5,728

TOTAL INVESTMENTS IN CASH EQUIVALENTS, FIXED MATURITIES, COMMON STOCK, SYNDICATED LOANS AND DERIVATIVES				$5,604,922	$5,604,925

NOTES

a)
Cash equivalents are carried at amortized cost which approximates fair value. Fixed maturities and common stocks are carried at fair value. In the absence of quoted market prices, fair values are obtained from third party pricing services, non-binding broker quotes or other model-based valuation techniques. Syndicated loans are carried at amortized cost, less allowance for loan losses. Derivatives are carried at fair value. Options are traded in over-the-counter markets using pricing models with market observable inputs. Futures are exchange-traded and valued using quoted prices in active markets. See notes to the financial statements regarding valuations.

b)	For Federal income tax purposes, the cost of investments is $5.6 billion.

c)	Securities written down due to other-than-temporary impairment related to credit losses.

d)	Non-Income producing securities.